Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.8%
American Samoa - 0.8%
American Samoa Economic Development Authority General RB
Series 2025B (Ba3/NR)
$ 1,000,000 5.250%
(a)(b)
09/01/2045
$ 1,005,696
a a
California - 86.9%
Airport Commission of The City & County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
515,000 5.250
05/01/2044
548,975
Airport Commission of The City and County of San Francisco
International Airport Second Series Refunding RB Series
2020A (AMT) (Aa3/AA-)
130,000 5.000
05/01/2037
137,866
Airport Commission of The City and County of San Francisco
International Airport Second Series Revenue Refunding Bonds
Series 2024A (Aa3/NR)
125,000 5.250
05/01/2040
138,073
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series RB Series
2018D (AMT) (NR/AA-)
1,000,000 5.000
05/01/2048
1,008,546
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,000,000 0.000
(c)
10/01/2048
568,498
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AG) (A1/AA)
640,000 0.000
(d)
08/01/2036
430,873
Amador Water Agency Revenue Certificates of Participation Series
2024A (A2/NR)
100,000 5.000
06/01/2026
100,539
Antioch Unified School District Contra Costa County California
GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000 5.000
08/01/2041
109,649
Atwater Wastewater RB Refunding Series 2017 A (AG) (NR/AA)
1,000,000 5.000
05/01/2040
1,020,239
Bakersfield City School District California GO Bonds Election of
2016 2022 Series C (BAM) (Aa3/AA)
120,000 3.000
11/01/2051
90,221
Bay Area Toll Authority California Toll Bridge Revenue Variable
Rate Bonds 2024E (NR/AA+/A-1)
1,700,000 2.400
(e)(f)
04/01/2059
1,700,000
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
100,000 3.000
04/01/2054
74,751
Bay Area Toll Authority San Francisco Bay Area Toll Bridge RB
Variable Rate Bonds 2023 Series B (Aa1/AA+/A-1)
1,100,000 1.000
(e)(f)
04/01/2055
1,100,000
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
275,000 4.000
09/01/2031
277,557
290,000 4.000
09/01/2032
292,456
300,000 5.000
09/01/2033
306,386
215,000 5.000
09/01/2034
219,565
330,000 5.000
09/01/2035
336,982
Beaumont Public Improvement Authority Local Agency Revenue
Refunding Bonds Series 2025 (AG) (NR/AA)
150,000 5.000
09/01/2036
174,469
Brawley Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A (NR/A+/SP-1+)
200,000 0.000
(d)
08/01/2029
178,332
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
$ 625,000 5.250%
07/01/2054
$ 651,304
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
120,000 5.000
(e)(f)
07/01/2053
126,069
California Community Choice Financing Authority Clean Energy
Project RB Series 2024A (A1/NR)
1,090,000 5.000
(e)(f)
05/01/2054
1,167,768
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR)
300,000 5.000
(e)(f)
02/01/2055
327,367
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
100,000 5.000
(e)(f)
02/01/2055
107,605
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
1,000,000 5.000
(e)(f)
02/01/2055
1,093,019
California Community Choice Financing Authority Series 2021B-2
(A1/NR)
170,000 3.240
(f)(g)
02/01/2052
160,424
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
305,000 5.000
06/01/2049
305,354
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
596,083
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
650,000 5.000
01/15/2039
698,994
California Health Facilities Financing Authority Cedars-Sinai
Medical Center Refunding RB Series 2016B (Aa3/NR)
960,000 4.000
08/15/2039
960,435
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
500,000 5.000
12/01/2028
527,546
590,000 5.250
12/01/2041
640,649
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
100,000 5.000
12/01/2036
110,862
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (AG-CR) (Aa3/AA)
190,000 3.000
08/15/2051
147,898
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (Aa3/AA-)
1,200,000 4.000
08/15/2048
1,113,034
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
110,000 5.000
(e)(f)
11/01/2054
123,108
California Health Facilities Financing Authority RB Commonspirit
Health Series 2020A (A3/A-)
190,000 3.000
04/01/2044
160,406
California Health Facilities Financing Authority RB Commonspirit
Health Series 2024A (A3/A-)
100,000 5.000
12/01/2030
111,082
855,000 5.000
12/01/2034
986,570
215,000 5.000
12/01/2042
231,895

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Commonspirit
Health Series 2024A (A3/A-) – (continued)
$ 155,000 5.000%
12/01/2044
$ 164,274
500,000 5.250
12/01/2049
534,035
California Health Facilities Financing Authority RB El Camino
Hospital Series 2017 (Aa3/AA)
500,000 5.000
02/01/2042
507,079
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
1,000,000 5.000
11/15/2042
1,021,480
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
1,000,000 5.000
10/01/2044
1,000,497
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(e)(f)
11/15/2061
111,483
California Health Facilities Financing Authority RB Sutter Health
Series 2018A (A1/A+)
125,000 5.000
11/15/2027
131,273
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
185,000 4.000
03/01/2039
180,511
California Health Facilities Financing Authority Refunding RB
Adventist Health System/West Series 2016A (NR/BBB+)
500,000 3.000
03/01/2039
428,408
California Health Facilities Financing Authority Refunding RB
Sutter Health Series 2016B (A1/A+)
345,000 4.000
11/15/2041
338,906
California Health Facilitiess Financing Authority Variable Rate RB
Providence St Joseph Health Obligated Group 2009D (A3/A)
210,000 5.000
07/01/2031
236,265
California Housing Finance Agency Limited Obligation
Multifamily Housing RB 300 De Haro 2025 Issue P (Aa1/NR)
490,000 3.250
(e)(f)
06/01/2055
491,591
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
2,000,000 2.750
(e)(f)
11/01/2029
1,990,811
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
720,000 4.000
05/01/2039
734,506
California Infrastructure and Economic Development Bank RB Bay
Area Toll Authority Series 2003 A (FGIC) (#Aa1/AA+)
130,000 5.000
(h)
01/01/2028
137,076
California Infrastructure and Economic Development Bank
Refunding RB (A3/A-)
385,000 5.000
(h)
11/01/2026
394,036
California Infrastructure and Economic Development Bank
Refunding RB Preforming Arts Center of Los Angeles County
Series 2020 (A3/A)
250,000 5.000
12/01/2041
265,443
California Infrastructure and Economic Development Bank
Refunding RB Segerstrom Center for The Arts Series 2024
(NR/A-)
100,000 5.000
01/01/2032
113,184
California Infrastructure and Economic Development Bank
Revenue Refunding Bonds Segerstrom Center For The Arts
Series 2017 (NR/A-)
100,000 5.000
01/01/2028
104,883
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Claremont Graduate
University Refunding RB Series 2020B (NR/NR)
$ 430,000 5.000%
(b)
10/01/2034
$ 439,805
California Municipal Finance Authority Community Facilities
District No. 2021-13 City of Lincoln - Esplanade At Turkey
Creek Special Tax Bonds Series 2025 (NR/NR)
150,000 5.000
09/01/2055
151,906
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB Series 2018A (NR/NR)
100,000 5.000
12/31/2034
102,156
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB, Series 2018A (NR/NR)
100,000 5.000
06/30/2031
102,871
California Municipal Finance Authority Multifamily Housing RB
Montecito Village 2025 Series A (FNMA COLL) (Aa1/NR)
100,000 4.700
07/01/2041
104,765
California Municipal Finance Authority Multifamily Housing RB
Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
100,000 3.150
(e)(f)
08/01/2059
100,137
California Municipal Finance Authority RB Community Health
Centers of The Central Coast Inc. Series 2025A (NR/NR)
250,000 5.000
12/01/2032
269,863
250,000 5.000
12/01/2033
270,876
250,000 5.000
12/01/2034
271,878
California Municipal Finance Authority RB Community Health
Centers of The Central Coast, Inc. Series 2025A (NR/NR)
250,000 5.000
12/01/2035
271,579
California Municipal Finance Authority RB Emerson College Issue
Series 2017B (Baa2/BBB+)
240,000 5.000
01/01/2033
246,058
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
1,150,000 5.000
02/01/2035
1,167,648
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
675,000 4.000
07/01/2031
678,789
355,000 4.000
07/01/2051
292,947
250,000 4.000
07/01/2055
202,061
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
225,000 5.000
10/01/2031
234,895
250,000 5.000
10/01/2034
259,060
300,000 5.000
10/01/2037
308,625
300,000 5.000
10/01/2038
307,784
California Municipal Finance Authority Refunding RB PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
100,000 5.000
04/01/2044
103,057
California Municipal Finance Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
1,000,000 5.000
10/01/2036
1,077,690
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
500,000 5.000
12/31/2043
503,050
California Municipal Finance Authority Solid Waste Disposal
RB Waste Management Inc. Project Series 2020
(NR/A-/A-2) (PUTABLE)
125,000 3.450
(e)(f)
10/01/2045
125,000

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
$ 300,000 3.375%
(e)(f)
09/01/2050
$ 297,171
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
1,000,000 4.000
07/15/2029
1,008,022
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000 5.000
06/01/2035
400,356
California Pollution Control Financing Authorit Solid Waste
Disposal Refunding RB Republic Services Inc. Project Series
2023 (AMT) (NR/A-/A-2) (PUTABLE)
1,000,000 3.800
(b)(e)(f)
07/01/2043
999,511
California Pollution Control Financing Authority RB San Jose
Water Company Project Series 2016 (NR/A)
100,000 4.750
11/01/2046
99,017
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
250,000 5.000
(b)
07/01/2037
268,686
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
1,000,000 5.000
(b)
11/21/2045
1,000,004
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
1,090,000 5.000
(b)
07/01/2029
1,122,856
California Public Finance Authority California Tax Increment RB
Fontana Jurupa Hills Project 2025A (AG) (NR/AA)
200,000 5.000
09/01/2033
229,840
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
100,000 5.000
11/01/2054
101,155
California Public Finance Authority RB Henry Mayo Newhall
Hospital Series 2021B (NR/BBB-)
680,000 4.000
(e)(f)
10/15/2051
670,900
California School Finance Authority Charter School RB Classical
Academies Project Series 2020A (NR/BBB-)
120,000 3.000
(b)
10/01/2030
116,233
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
720,000 5.000
(b)
06/01/2034
743,964
California School Finance Authority Charter School RB Hawking
Steam Charter School Project Series 2022 (NR/BB+)
1,000,000 5.000
(b)
07/01/2042
997,797
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
500,000 5.000
(b)
10/01/2040
506,858
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
240,000 3.000
(b)
10/01/2031
230,785
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
500,000 5.000
(b)
07/01/2040
494,287
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
$ 220,000 3.250%
(b)
07/01/2030
$ 215,025
California School Finance Authority School Facility Refunding RB
Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
545,000 5.000
(b)
07/01/2040
559,199
California State GO Refunding Bonds 2007 (AG) (Aa2/AA)
1,000,000 5.250
08/01/2032
1,156,657
California Statewide Communities Development Authority
Community Facilities District No. 2023-08 San Juan Oaks
Improvement Area No. 1 Special Tax Bonds Series 2025
(NR/NR)
550,000 5.000
09/01/2040
576,930
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
927,192
595,000 5.000
09/02/2039
620,110
California Statewide Communities Development Authority Kaiser
Permanente RB Series 2004J (NR/AA-) (PUTABLE)
150,000 5.000
(e)(f)
04/01/2036
163,448
California Statewide Communities Development Authority
Kaiser Permanente RB Series 2009C Sub-Series C-3
(NR/AA-) (PUTABLE)
125,000 5.000
(e)(f)
04/01/2045
136,206
California Statewide Communities Development Authority RB
Adventist Health System West Series 2018A (NR/BBB+)
470,000 3.500
03/01/2038
431,584
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
500,000 5.000
(b)
12/01/2046
500,198
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
365,000 5.000
08/01/2028
378,334
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A)
1,000,000 5.000
12/01/2041
1,104,575
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
460,000 5.000
04/01/2030
469,685
135,000 5.000
04/01/2031
137,836
385,000 4.000
04/01/2032
387,841
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
350,000 5.500
12/01/2054
350,801
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
915,000 4.000
09/02/2028
919,998
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
975,000 5.000
05/15/2042
985,147

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
$ 50,000 5.000%
05/15/2040
$ 50,231
Carlsbad Unified School District San Diego County California
Election of 2018 GO Bonds Series B (NR/AA)
215,000 3.000
08/01/2046
173,743
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
1,000,000 4.000
09/01/2041
934,689
City and County of San Francisco Infrastructure and Revitalization
Financing District No. 1 Treasure Island Tax Increment RB
Series 2025A (NR/NR)
1,200,000 5.000
(a)(b)
09/01/2035
1,279,824
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
250,000 3.350
(e)(f)
08/01/2029
252,413
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,275,000 4.000
09/01/2032
1,314,215
City of Glendale California Electric RB 2025 Series (Aa3/NR)
1,250,000 5.000
02/01/2049
1,318,000
1,000,000 5.000
02/01/2055
1,047,938
City of Glendale California Electric RB, 2024 Series (NR/A+)
140,000 5.000
02/01/2039
157,326
City of Long Beach Marina Revenue Refunding Bonds Series 2025
(NR/A)
100,000 5.000
05/15/2026
101,052
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
750,000 5.000
05/15/2028
788,130
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
725,000 5.000
09/02/2043
754,984
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
700,000 4.000
09/02/2031
724,877
City of Sacramento Railyards Community Facilities District
No. 2018-01 Improvements Special Tax Bonds Series 2022
(NR/NR)
600,000 5.375
(b)
09/01/2052
605,547
City of San Jose California GO Bonds Disaster Preparedness
Public Safety and Infrastructure Series 2025A (Aa1/AA+)
1,000,000 5.000
09/01/2055
1,071,093
City of Tulare California Sewer Revenue Refunding Bonds, Series
2015 (AG) (A1/AA)
870,000 5.000
11/15/2033
871,516
City of Vernon Electric System RB 2021 Series A (Baa1/A-)
100,000 5.000
04/01/2028
104,249
Community Facilities District No. 1997-1 Schools Infrastructure
Financing Agency County of Stanislaus State of California
Special Tax Bonds Series 2025 (AG) (NR/AA)
150,000 5.000
09/01/2045
161,657
Community Facilities District No. 2020-2 Countryview of The
Romoland School District Improvement Area No. 1 Series
2025 Special Tax Bonds (NR/NR)
100,000 5.000
09/01/2040
105,900
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Community Facilities District No. 2021-1 of The Temecula Valley
Unified School District Special Tax Bonds Series 2024
(NR/NR)
$ 100,000 5.000%
09/01/2049
$ 101,225
Community Facilities District No. 2023-2 Cimarron Ridge of The
City of Menifee Improvement Area No. 1 Special Tax Bonds
Series 2025A (NR/NR)
260,000 5.000
09/01/2035
277,967
Contra Costa Transportation Authority Sales Tax RB Limited Tax
Bonds Refunding Bonds Series 2018B (NR/AAA)
135,000 5.000
03/01/2030
139,515
County of Sacramento Airport System Senior RB Series 2025A
(AMT) (A2/AA)
1,000,000 5.000
07/01/2037
1,110,237
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,000,000 5.000
07/01/2039
1,028,070
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
200,000 3.600
(b)
05/01/2047
164,956
Cypress California Elem School District GO School District Bonds
2009A (AG) (A1/AA)
110,000 0.000
(d)
08/01/2032
91,123
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Senior Refunding RB 2018
Series B (Amt) (Aa2/AA)
100,000 5.000
05/15/2027
102,883
Department of Airports of The City of Los Angeles California Los
Angeles International Airport Subordinate RB 2021 Series D
(NR/NR)
10,000 5.000
05/15/2031
10,966
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
100,000 5.000
05/15/2037
107,837
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
260,000 5.000
05/15/2031
276,982
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
1,260,000 5.000
07/01/2048
1,278,211
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
310,000 5.000
07/01/2028
324,218
Department of Water and Power of The City of Los Angeles Water
System RB 2025 Series A (Aa2/NR)
1,000,000 5.000
01/01/2030
1,076,427
Downey Unified School District California Election of 2014 GO
Bonds Series C (NR/AA-)
170,000 3.000
08/01/2048
135,421
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
575,000 5.000
09/01/2027
587,860
East Bay Municipal Utility District Alameda and Contra Costa
Counties California Wastewater System Revenue Refunding
Bonds Series 2015A-2 (Aa1/AAA)
100,000 5.000
06/01/2038
122,524

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
East Bay Regional Park District 2024 Promissory Notes
(Aaa/AAA)
$ 100,000 4.000%
05/01/2043
$ 101,289
East Side Union High School District Santa Clara County
California 2015 GO Refunding Bonds (Aa3/A+)
350,000 3.750
08/01/2038
350,036
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 1995A (NR/AA+)
105,000 0.000
(d)
01/01/2028
99,731
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
150,000 5.000
06/15/2030
166,930
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
200,000 5.000
06/15/2030
222,482
El Dorado Irrigation District Refunding RB Series 2016C
(Aa3/AA-)
695,000 4.000
03/01/2034
696,436
El Monte City School District Los Angeles California Election of
2008 GO Bonds Series B (A1/A+)
100,000 0.000
(d)
08/01/2039
59,607
El Monte Union High School District Los Angeles County
California Election of 2018 GO Bonds Series D (Aa3/NR)
800,000 5.000
06/01/2041
903,428
500,000 5.250
06/01/2045
553,003
El Rancho California University School Dist GO School Bonds
2008E (AG) (NR/AA)
130,000 0.000
(d)
08/01/2033
102,738
Elk Grove Finance Authority California Special Tax RB Series
2024 (NR/NR)
200,000 5.000
09/01/2039
211,887
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
100,000 5.000
11/01/2029
106,352
1,655,000 5.000
11/01/2049
1,687,661
Folsom Ranch Financing Authority, Community Facilities District
No. 18 Folsom Plan Area-Wide Improvements and Services
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2028
104,463
Foothill-De Anza California Community College Dist G.O. Bonds
Electricity 99 2000 A (NATL) (Aaa/AAA)
110,000 0.000
(d)
08/01/2027
105,456
Fruitvale School District California GO Bonds Election of 2016
Series B (BAM) (NR/AA)
100,000 3.000
08/01/2047
80,436
Gavilan Joint Community College District Santa Clara and San
Benito Counties California Election of 2018 GO Bonds Series
B (Aa3/AA)
240,000 3.000
08/01/2050
185,940
Glendora California University School District GO School Bonds
2009B (AG) (Aa3/AA)
225,000 0.000
(d)
08/01/2033
179,842
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-2 (AMT) (Aa2/AA+)
685,000 5.000
08/01/2036
774,167
Imperial Irrigation District Electric System Refunding RB Series
2016B-1 (NR/AA-)
905,000 5.000
11/01/2046
912,680
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Improvement Area No. 1 of City of Mountain House Community
Facilities District No. 2024-1 Public Facilities and Services
California Special Tax Bonds Series 2025 (NR/NR)
$ 500,000 5.000%
09/01/2040
$ 523,157
Independent Cities Finance Authority City of Compton California
Sales Tax RB Series 2021 (AG) (NR/AA)
150,000 4.000
(b)
06/01/2041
152,163
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AG) (NR/AA)
665,000 4.000
(b)
06/01/2036
678,199
Inglewood Joint Powers Authority Los Angeles County California
Lease RB Series 2025 (BAM) (NR/AA)
1,000,000 5.250
(a)
08/01/2050
1,078,338
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
850,000 5.250
05/01/2048
853,948
Irvine Unified School District Community Facilities District No.
09-1 Special Tax Bonds Series 2017 A (NR/NR)
690,000 5.000
09/01/2042
698,902
Irvine Unified School District Community Facilities District
Number 09-1 Special Tax Bonds Series 2019A (NR/NR)
215,000 4.000
09/01/2039
215,353
Kern California Community College District Election
2016 Go Bonds Facilities Improvment District No 1 C
(BAM-TCRS) (Aa2/AA)
100,000 3.000
08/01/2046
81,363
Lake Tahoe Unified School District GO Bonds Election of 2008
Series 2010 (AGM) (A1/AA)
100,000 0.000
(d)
08/01/2031
85,600
Lone Pine Unified School District Inyo County California General
Obligation Bonds, Election of 2024 Series 2025 (NR/A+)
250,000 5.500
08/01/2054
266,446
Long Beach Unified School District County of Los Angeles
California Election of 2008 GO Bonds Series D-1 (Aa2/AA-)
500,000 0.000
(d)
08/01/2031
398,489
275,000 0.000
(d)
08/01/2032
209,865
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (A1/NR)
50,000 5.000
10/01/2027
52,361
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (NR/NR)
75,000 5.000
10/01/2027
78,749
Los Angeles County Development Authority Multifamily
Housing Mortgage RB 2111 Firestone 2023 Series E
(HUD SECT 8) (Aa1/NR)
155,000 5.000
(e)(f)
07/01/2043
156,015
Los Angeles County Public Works Financing Authority Lease RB
2024 Series H (NR/AA+)
230,000 5.000
12/01/2028
249,128
Los Angeles County Public Works Financing Authority Lease RB
2025 Series J (NR/AA+)
1,000,000 5.250
12/01/2050
1,091,066
Los Angeles County Public Works Financing Authority
Lease Revenue Refunding Bonds 2015 Series B
(Tax-Exempt) (Aa2/AA+)
100,000 5.000
12/01/2025
100,000
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
1,000,000 5.000
05/15/2034
1,041,978

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District County of Los Angeles
California Election of 2024 GO Bonds US Series A-1 2025
(Aa2/NR)
$ 250,000 5.000%
07/01/2037
$ 298,320
Los Angeles Unified School District County of Los Angeles
California GO Bonds Series Qrr (Aa2/NR)
640,000 5.000
07/01/2043
709,167
600,000 5.000
07/01/2045
655,153
Menifee Union School District Riverside County California 2020
GO Bonds Series C (AG) (Aa2/AA)
215,000 3.000
08/01/2045
175,176
Menlo Park City School District County of San Mateo 2015 GO
Refunding Bonds Capital Appreciation Bonds (Aaa/AAA)
1,000,000 0.000
(d)
07/01/2033
738,629
Merced Union High School District Merced County California GO
Refunding Bonds Series 2025 (Aa2/NR)
195,000 5.000
08/01/2036
235,641
Msr Energy Authority California Gas RB Series 2009A Modesto
(NR/BBB+)
90,000 6.125
11/01/2029
95,326
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2020-A (NR/A+)
140,000 5.000
11/01/2026
143,350
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2023-A (Aa3/NR)
120,000 5.000
05/01/2028
127,508
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2025-A (NR/A+)
1,000,000 5.250
05/01/2050
1,069,700
Municipal Improvement Corporation of Los Angeles Series 2016-B
(NR/A+)
100,000 5.000
11/01/2027
102,278
Needles Unified School District San Bernardino County Ca Go
Bonds Election of 2008 Series 2011B (AGM) (A1/AA)
815,000 0.000
(c)
08/01/2041
700,987
Orcutt Union School District California Election of 2016 GO
Bonds Series B (NR/AA-)
100,000 3.000
08/01/2049
78,762
Palomar Health Certificates of Participation Evidencing
Proportionate Undivided Ownership Interests of the Holders
thereof in Installment Payments to be Paid Series 2022A
(AGM) (A1/AA)
100,000 5.250
11/01/2035
109,392
Pomona Unified School District Los Angeles County California
GO Bonds 2016 Election Series F (BAM) (Aa3/AA)
130,000 3.000
08/01/2048
101,744
Public Facilities Financing Authority of The City of San Diego
Senior Water RB Series 2020A (Aa2/NR)
135,000 3.000
08/01/2049
106,758
Redding Joint Powers Financing Authority Electric System RB
2025 Series A (NR/NR)
1,160,000 5.000
06/01/2055
1,205,418
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000 5.750
09/01/2052
104,422
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
100,000 0.000
(d)
10/01/2038
61,512
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+) – (continued)
$ 260,000 0.000%
(d)
10/01/2042
$ 126,027
Riverside County Transportation Commission Toll Revenue Senior
Lien Refunding Bonds 2021 Series B-1 (NR/A)
310,000 4.000
06/01/2037
315,548
410,000 4.000
06/01/2038
415,135
530,000 4.000
06/01/2039
534,179
Riverside Public Financing Authority Lease RB Series 2025A
(NR/AA-)
200,000 5.000
11/01/2034
242,491
Riverside Unified School District Financing Authority California
2024 Special Tax Refunding RB (BAM) (NR/AA)
100,000 5.000
09/01/2035
119,359
Sacramento City Unified School District 2024 GO Bonds for
Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000 4.000
08/01/2048
96,493
San Bernardino City Unified School District Certificates of
Participation 2025 Financing (AG) (NR/AA)
200,000 4.375
10/01/2043
205,460
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
250,000 5.000
07/01/2028
263,165
150,000 4.000
07/01/2046
138,498
945,000 4.000
07/01/2051
851,113
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(d)
07/01/2043
436,762
San Francisco Community College District City and County of
San Francisco California Election of 2020 GO Bonds Series B
(BAM) (A1/AA)
100,000 5.250
06/15/2049
108,932
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
517,707
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Junior Lien Toll Road Series 2014B (NR/A-)
100,000 5.250
01/15/2049
100,042
San Leandro Public Financing Authority 2018 Lease RB (NR/AA-)
150,000 5.000
11/01/2043
151,327
Santa Paula City of Harvest Community Facilities District Number
1 Improvement Area A Special Tax Bonds Series 2020
(NR/NR)
600,000 5.000
09/01/2035
629,896
Santa Rita Union Elementary School District School Facilities
Improvement District No. 2022-1 Monterey County, California
2025 GO Bond Anticipation Notes (Aa3/NR)
1,500,000 0.000
(d)
08/01/2030
1,300,199
School Facilities Improvement District No.3 of Tracy Unified
School District San Joaquin County California GO Bonds
2014 Election, Series 2018 (Aa1/NR)
115,000 3.250
08/01/2032
115,345
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
321,481
Solano California Community College District Election 2012 Go
Bonds E (AG-CR) (NR/AA)
375,000 3.500
08/01/2046
328,372

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds Series 2025A (AG) (NR/AA)
$ 1,150,000 5.000%
12/01/2042
$ 1,286,920
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa2/NR)
500,000 5.000
(e)(f)
07/01/2053
528,573
State of California GO Bonds Various Purpose General Obligation
Refunding Bonds (Aa2/AA-)
100,000 5.000
03/01/2035
109,859
State of California Various Purpose GO Bonds (Aa2/AA-)
500,000 5.250
10/01/2039
503,180
State Public Works Board of The State of California Lease RB for
Various Capital Projects Series 2023 D (Aa3/A+)
100,000 5.500
11/01/2028
108,872
Tahoe Forest Hospital District Placer and Nevada Counties 2019
GO Refunding Bonds (Aa3/NR)
230,000 3.000
08/01/2042
192,468
Tahoe Forest Hospital District Placer and Nevada Counties
California 2015 GO Refunding Bonds (Aa3/NR)
315,000 3.500
08/01/2038
303,929
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements series 2024-A (NR/NR)
100,000 5.000
09/01/2042
104,656
The Regents of The University of California  Medical Center
Pooled RB Series 2016-L (Tax-Exempt) (Aa3/AA-)
125,000 5.000
05/15/2032
126,336
The Regents of The University of California General RB 2024
Series BS (Aa2/AA)
1,000,000 5.000
05/15/2037
1,167,633
The Regents of The University of California General RB 2025
Series CA (Aa2/AA)
925,000 5.000
05/15/2038
1,083,665
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
885,000 5.000
06/01/2026
894,248
Tobacco Securitization Authority of Southern California Tobacco
Settlement Asset-Backed Refunding Bonds Series 2019
(NR/A-)
500,000 5.000
06/01/2035
526,624
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
1,210,000 5.000
10/01/2037
1,248,111
Transmission Agency of Northern California California-Oregon
Transmission Project Revenue Refunding Bonds 2016 Series
A (Aa3/A+)
1,000,000 5.000
05/01/2032
1,010,073
Trustees of The California State University Systemwide RB Series
2016A (Aa2/AA-)
125,000 3.125
11/01/2036
122,652
1,000,000 5.000
11/01/2041
1,005,899
Tulare County Transportation Authority Sales Tax RB Limited Tax
Bonds Series 2020 (NR/AA)
100,000 4.000
02/01/2034
105,368
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Tulare Joint Union High School District 2025 Certificates of
Participation Evidencing the Direct, Undivided Fractional
Interests of the Owners Thereof in Lease Payments to be made by the Tulare Joint Union High School District to the Local
Facilities Fina (AG) (NR/AA)
$ 200,000 5.000%
06/01/2035
$ 214,029
Turlock Irrigation District First Priority Subordinated Revenue
Refunding Bonds, Series 2016 (NR/AA-)
350,000 5.000
01/01/2046
353,889
Union Elementary School District Santa Clara County Election of
2014 GO Bonds Series A (Aa1/AA+)
140,000 3.125
09/01/2039
133,698
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
250,000 5.000
07/01/2026
252,299
West Hollywood Public Financing Authority 2020 Lease RB Series
A (NR/AA+)
185,000 3.000
04/01/2039
174,719
Western Riverside Water and Wastewater Financing Authority
Local Agency Revenue Refunding Bonds 2025 Series A
(AG) (NR/AA)
200,000 5.000
09/01/2036
239,526
115,251,388
Guam - 4.3%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
100,000 5.000
10/01/2030
107,079
100,000 5.000
10/01/2033
109,721
150,000 5.000
10/01/2035
166,751
A.B. Won Pat International Airport Authority, Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
100,000 5.000
10/01/2037
108,347
125,000 5.000
10/01/2039
134,058
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
1,000,000 5.000
01/01/2028
1,037,071
Government of Guam Limited Obligation Section 30 Bonds Series
2016A (NR/BB)
100,000 5.000
12/01/2035
101,179
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,194
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
110,071
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
200,000 5.000
10/01/2031
220,202
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
1,000,000 5.000
10/01/2032
1,114,311
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
110,000 5.000
07/01/2029
116,896
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
1,570,000 5.000
07/01/2034
1,765,379
500,000 5.250
07/01/2050
517,664
5,704,923

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
(a)
When-issued security.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Zero coupon bond until next reset date.
(d)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(f)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(g)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
November 30, 2025.
(h)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
( i )
Represents an affiliated issuer.
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico - 6.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
$ 1,000,000 5.000%
(b)
07/01/2047
$ 984,383
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
101,000 0.000
(d)
07/01/2033
72,818
50,000 4.000
07/01/2033
49,969
1,430,000 4.000
07/01/2037
1,374,835
25,000 4.000
07/01/2046
22,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
197,000 4.329
07/01/2040
192,150
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
300,000 0.000
(d)
07/01/2027
284,464
1,623,000 0.000
(d)
07/01/2029
1,438,521
136,000 0.000
(d)
07/01/2031
111,633
672,000 0.000
(d)
07/01/2033
510,277
182,000 0.000
(d)
07/01/2046
62,061
2,075,000 0.000
(d)
07/01/2051
517,125
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,131,000 4.329
07/01/2040
1,103,156
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
495,000 5.000
07/01/2058
482,608
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
1,000,000 4.550
07/01/2040
997,676
8,203,921
Virgin Islands - 1.6%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
1,500,000 5.000
10/01/2039
1,557,318
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
102,978
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
250,000 5.000
09/01/2030
267,543
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
150,000 5.000
09/01/2044
158,199
2,086,038
TOTAL MUNICIPAL BONDS
(Cost $128,886,478)
132,251,966
Shares
Dividend
    Rate Value
a
Investment Company - 0.2%
(i)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
$ 300,924 3.799% $ 300,924
(Cost $300,924)
TOTAL INVESTMENTS - 100.0%
(Cost $129,187,402)
$ 132,552,890
OTHER ASSETS IN EXCESS
OF LIABILITIES - –%
41,606
NET ASSETS - 100.0%
$ 132,594,496
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s
Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FGIC - Insured by Financial Guaranty Insurance Co.
FNMA - Insured by Federal National Mortgage Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
LP - Limited Partnership
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bond
RR - Revenue Refunding
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 100.4%
Alabama - 0.5%
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
$ 125,000 5.000%
(a)(b)
06/01/2049
$ 134,148
a a
American Samoa - 0.5%
American Samoa Economic Development Authority General RB
Series 2025B (Ba3/NR)
125,000 5.250
(c)(d)
09/01/2045
125,712
a a
Guam - 4.4%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
100,000 5.000
10/01/2032
108,799
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
125,000 5.000
01/01/2028
129,634
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,194
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
110,071
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
50,000 5.000
10/01/2031
55,050
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
100,000 5.000
10/01/2032
111,431
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
350,000 5.000
07/01/2032
387,363
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
100,000 5.000
07/01/2032
103,324
1,101,866
New York - 86.5%
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
200,000 5.250
04/01/2039
214,548
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
55,000 5.000
07/15/2042
55,112
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
75,000 0.000
(e)
07/15/2046
26,098
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
150,000 6.250
05/01/2045
158,923
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
100,000 4.000
06/15/2027
100,625
100,000 4.000
06/15/2028
100,022
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(c)
09/01/2039
101,133
Build NYC Resource Corp. RB Urban Resource Institute Project,
Series 2025A (NR/A+)
200,000 4.125
12/01/2035
208,765
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. Tax-Exempt RB Success Academy
Charter Schools Project, Series 2024 (NR/A-)
$ 195,000 5.000%
09/01/2035
$ 211,582
Build NYC Resource Corporation RB, Manhattan College Project
Series 2017 (NR/BBB)
110,000 4.000
08/01/2042
93,387
Build NYC Resource Corporation Tax-Exempt RB Series 2021A
(NR/BB+)
200,000 4.000
(c)
11/01/2051
159,337
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
100,000 5.000
09/01/2032
109,908
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
145,000 4.000
06/01/2034
145,584
City of Albany Capital Resource Corporation Tax-Exempt RB
Albany Medical Center Hospital Project Series 2025A (A2/A)
190,000 5.250
05/01/2044
206,577
City of Beacon New York Public Improvement Serial Bonds Series
2016A (NR/NR)
135,000 3.000
05/15/2033
123,591
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
400,000 5.000
09/01/2037
426,045
City School District of The City of Port Jervis Orange
County New York Bond Anticipation Notes 2025
(ST AID WITHHLDG) (NR/NR)
200,000 4.000
06/26/2026
201,646
Clifton Fine Central School District New York Bond Anticipation
Notes, 2025 (ST AID WITHHLDG) (NR/NR)
300,000 4.000
06/26/2026
302,449
Clinton County Capital Resource Corp. (NR/A+)
100,000 5.000
(c)
07/01/2037
111,605
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
100,000 5.000
(a)(b)
07/01/2028
103,056
County of Monroe Industrial Development Agency School Facility
RB for Rochester Schools Modernization Project Series 2018
(ST AID WITHHLDG) (Aa2/AA)
100,000 5.000
05/01/2028
106,184
Dormitory Authority of The State of  New York State Sales Tax RB,
Series 2016A (Aa1/AA+)
350,000 5.000
03/15/2030
356,444
Dormitory Authority of The State of  New York State Sales Tax RB,
Series 2016A (A2/A)
250,000 5.000
07/01/2035
252,677
Dormitory Authority of The State of New York Maimonides
Medical Center Fha-Insured Mortgage Hospital RB Series
2020 (FHA 241) (Aa1/AA+)
135,000 3.000
08/01/2037
127,002
100,000 3.000
08/01/2039
91,526
Dormitory Authority of The State of New York Memorial Sloan-
Kettering Cancer Center RB 2017 Series 1 (Aa3/AA-)
100,000 4.000
07/01/2036
100,962

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York Mount Sinai
Obligated Group RB Series 2025 (Baa3/BBB)
$ 200,000 5.000%
07/01/2031
$ 218,376
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
200,000 5.250
07/01/2049
206,893
Dormitory Authority of The State of New York New York State
Sales Tax RB Series 2016A (Aa1/AA+)
150,000 5.000
03/15/2036
152,207
Dormitory Authority of The State of New York New York
University RB Series 2016A (Aa2/AA-)
260,000 5.000
07/01/2036
262,283
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
120,000 5.250
05/01/2054
125,190
Dormitory Authority of The State of New York Nyu Hospitals
Center RB Series 2016A (A1/A+)
400,000 2.750
07/01/2035
380,052
Dormitory Authority of The State of New York NYU Hospitals
Center RB Series 2016A (A1/A+)
50,000 4.000
07/01/2040
50,046
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
150,000 5.250
05/01/2044
154,867
Dormitory Authority of The State of New York Pace University
RBy Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2041
105,948
Dormitory Authority of The State of New York Personal Income
Tax RB General Purpose Series 2017B (Aa1/AA+)
140,000 5.000
02/15/2042
142,612
Dormitory Authority of The State of New York Pratt Institute RB
Series 2016 (A2/NR)
135,000 3.000
07/01/2036
125,538
Dormitory Authority of The State of New York St. John's University
RB Series 2021A (A3/A-)
325,000 4.000
07/01/2035
336,500
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose Series 2018A
(Tax-Exempt) (Aa1/NR)
125,000 5.000
03/15/2035
126,918
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
150,000 5.000
03/15/2048
156,903
Dormitory Authority of the State of New York White Plains
Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
250,000 5.250
10/01/2044
263,962
Dutchess County Local Development Corp. RB Nuvance Health
Issue Series 2019B (Baa3/BBB+)
100,000 4.000
07/01/2044
91,540
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
190,000 4.000
08/18/2026
190,983
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
250,000 5.000
07/01/2035
254,858
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
100,000 5.000
09/01/2046
100,430
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority Electric System General RB Series
2019A (A2/A)
$ 105,000 3.000%
09/01/2036
$ 101,955
Long Island Power Authority Electric System General RB, Series
2022B (A2/A)
200,000 5.000
(a)(b)
09/01/2052
204,676
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2017A (NR/AA)
165,000 5.000
11/15/2036
169,435
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Subseries 2017B-1 (NR/AA)
100,000 5.000
11/15/2042
102,195
Metropolitan Transportation Authority Dedicated Tax Green Fund
Bonds Series 2016B-1 (NR/AA)
100,000 5.000
11/15/2036
101,428
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A)
225,000 5.000
11/15/2037
250,032
Metropolitan Transportation Authority Transportation RB Series
2016C-1 (A2/A)
260,000 5.000
11/15/2032
265,036
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
50,000 5.000
11/15/2038
55,599
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
125,000 4.000
07/01/2050
114,265
New York City Industrial Development Agency Pilot Refunding
Bonds Queens Baseball Stadium Project Series 2021A
(AG) (A1/AA)
310,000 5.000
01/01/2027
317,156
New York City Industrial Development Agency Pilot Revenue
Refunding Bonds Yankee Stadium Project Series 2020A
(Tax-Exempt) (AGM) (A1/AA)
115,000 5.000
03/01/2028
120,670
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000 3.000
01/01/2046
77,036
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AG) (A1/AA)
200,000 4.000
03/01/2045
190,954
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
125,000 3.000
03/01/2049
91,121
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2021
Series CC (Aa1/AA+)
200,000 5.000
06/15/2032
225,929
New York City Municipal Water Finance Authority Water
and Sewer System Second General Resolution RB Fiscal
2022 Series Aa Consisting of Fiscal 2022 Subseries AA-1
(Aa1/AA+)
150,000 3.000
06/15/2051
111,248
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal Series
2018-DD (Aa1/AA+)
125,000 5.000
06/15/2040
128,816

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Adjustable Rate
Fiscal 2011 Series DD (Aa1/AA+/A-1+)
$ 480,000 2.900%
(a)(b)
06/15/2043
$ 480,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2026
Subseries AA-2 (Aa1/AA+)
250,000 5.000
(d)
06/15/2044
270,566
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
100,000 5.000
07/15/2030
100,297
120,000 5.000
07/15/2043
120,356
New York City Transitional Finance Authority Building Aid RB
Fiscal 2019 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
110,000 5.000
07/15/2045
112,226
New York City Transitional Finance Authority Fiscal 2018 Series
S-3 Tax-Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
135,000 3.625
07/15/2047
118,297
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
100,000 5.000
11/01/2026
102,274
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2016 Series F
(Aa1/AAA)
345,000 3.000
02/01/2039
303,733
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
300,000 5.000
(c)
11/15/2044
300,001
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
250,000 3.000
11/15/2051
183,859
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
100,000 2.800
09/15/2069
93,573
New York Liberty Development Corporation Tax-Exempt Liberty
Revenue Refunding Bonds Series 2021A (NR/A+)
250,000 2.750
11/15/2041
199,954
New York St Dorm Auth Revs Non St Supported Debt Bds
Memorial Sloan-Kettering Cancer Ctr 2022 1-B (NR/AA-)
100,000 4.000
07/01/2051
91,944
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
300,000 5.000
07/01/2033
313,709
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
185,000 5.000
07/01/2029
187,499
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
100,000 5.000
07/01/2035
97,179
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
180,000 3.000
04/01/2048
140,070
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
250,000 2.875
(a)(b)(c)
12/01/2044
238,907
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Environmental Facilities Corp. Solid Waste
Disposal Refunding RB for Waste Management, Inc. Project
Series 2012 (NR/A-/A-2) (PUTABLE)
$ 350,000 3.400%
(a)(b)
05/01/2030
$ 350,089
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
100,000 3.450
(a)(b)
06/15/2054
100,675
New York State Thruway Authority General RB Series P (Aa3/A+)
400,000 5.000
01/01/2049
422,186
New York State Twy Authority General RB
(BAM-TCRS) (Aa3/AA)
100,000 3.000
01/01/2051
73,743
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
100,000 5.000
01/01/2029
103,214
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
300,000 5.000
10/01/2035
313,281
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
200,000 4.000
10/31/2034
201,722
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
250,000 5.000
07/01/2041
250,021
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
180,000 6.000
06/30/2054
187,250
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
250,000 5.000
08/01/2031
250,123
New York Transportation Development Corporation
Special Facilities Bonds, Series 2016A
125,000 4.000
07/01/2035
124,773
New York Transportation Development
Corporation Special Facilities RB, Series 2024
100,000 5.250
06/30/2049
100,581
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
96,017
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB, Series 2020C Tax-Exempt/NON-AMT (Baa1/BBB)
225,000 5.000
12/01/2035
243,070
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AG) (NR/AA)
200,000 4.000
12/01/2034
204,372
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
91,941
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
250,000 6.000
(c)
09/01/2043
269,616

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
$ 100,000 4.500%
12/01/2050
$ 99,417
Riverhead IDA Economic Job Development Corporation Tax-
Exempt Educational Revenue Refunding Bonds Riverhead
Charter School Project, Series 2025 (NR/BBB-)
100,000 5.250
08/01/2044
102,921
South Orangetown Central School District Rockland County
New York Bond Anticipation Notes 2025 Series B
(ST AID WITHHLDG) (NR/NR)
300,000 4.000
08/05/2026
302,866
The City of New York GO Bonds Fiscal 2022 Series B and C Tax-
Exempt Bonds, Series C (Aa2/AA)
100,000 5.000
08/01/2027
104,011
The City of New York GO Bonds Fiscal 2025 Series A (Aa2/AA)
250,000 5.000
08/01/2037
283,267
The Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A (NR/BBB+)
250,000 5.000
(d)
12/01/2044
256,999
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
110,000 5.000
10/15/2027
113,890
265,000 5.000
10/15/2041
278,312
The Port Authority of New York and New Jersey Consolidated
Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
225,000 5.000
11/15/2041
227,145
The Trust for Cultural Resources of the City of New York Revenue
and Refunding Bonds Series 2024A (Aa3/AA-)
100,000 5.000
07/15/2054
105,544
Town of Hempstead Nassau County New York Public Improvement
Serial Bonds 2025 Series A (Aaa/NR)
200,000 4.000
06/01/2039
210,666
Town of Riverhead New York GO Bond Anticipation Notes 2025
Series B (NR/NR)
200,000 4.000
08/14/2026
201,717
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
300,000 5.500
07/01/2055
312,011
Triborough Bridge and Tunnel Authority
205,000 5.000
12/01/2044
221,791
Triborough Bridge and Tunnel Authority
210,000 5.000
11/15/2043
227,738
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
General Revenue Bond Series 2016A (Aa3/AA-)
250,000 5.000
11/15/2041
251,006
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
100,000 5.250
05/15/2052
104,422
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Bonds Series
2022B (NR/AA+)
100,000 4.000
05/15/2026
100,698
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000 5.250
05/15/2059
105,374
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Sales Tax RB Series 2022A (NR/AA+)
$ 235,000 4.000%
05/15/2052
$ 216,614
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
145,000 5.000
01/01/2027
146,727
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
300,000 5.000
07/01/2035
330,521
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
200,000 4.000
10/15/2030
199,476
21,608,696
Puerto Rico - 6.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
250,000 5.000
(c)
07/01/2047
246,096
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
110,159
49,000 0.000
(e)
07/01/2033
35,328
50,000 4.000
07/01/2033
49,969
200,000 4.000
07/01/2037
192,284
25,000 4.000
07/01/2046
22,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
165,000 4.329
07/01/2040
160,938
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
100,000 0.000
(e)
07/01/2027
94,821
298,000 0.000
(e)
07/01/2029
264,128
139,000 0.000
(e)
07/01/2033
105,548
75,000 0.000
(e)
07/01/2046
25,575
75,000 0.000
(e)
07/01/2051
19,223
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
122,000 4.329
07/01/2040
118,996
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
167,000 5.000
07/01/2058
162,819
1,608,129
Virgin Islands - 2.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
250,000 5.000
10/01/2039
259,553
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
102,977
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
150,000 5.000
09/01/2030
160,526
523,056
TOTAL MUNICIPAL BONDS
(Cost $24,678,597)
25,101,607

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares
Dividend
    Rate Value
a
Investment Company - 0.5%
(f)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
$ 116,832 3.799% $ 116,832
(Cost $116,832)
TOTAL INVESTMENTS - 100.9%
(Cost $24,795,429)
$ 25,218,439
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (0.9)%
(223,439)
NET ASSETS - 100.0%
$ 24,995,000
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(c)
When-issued security.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHA - Federal Housing Administration
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
MTA - Metropolitan Transportation Authority
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts

Goldman Sachs Municipal Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.6%
Alabama - 4.1%
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
$ 500,000 5.250%
09/01/2038
$ 568,671
Board of Trustees of The Alabama Community College System
Wallace State Community College Hanceville RB Series 2025
(BAM) (A1/AA)
500,000 5.250
11/01/2036
573,493
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
100,000 5.250
10/01/2042
107,712
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
125,000 5.000
(a)(b)
06/01/2049
134,148
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
200,000 5.250
(a)(b)
03/01/2055
212,214
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
1,000,000 5.000
10/01/2030
1,076,768
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025H (A1/NR)
225,000 5.000
(c)
11/01/2035
243,061
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
700,000 5.000
(a)(b)
05/01/2055
751,818
The Black Belt Energy District Gas Supply RB Series 2021A
(Aa1/NR)
150,000 4.000
(a)(b)
06/01/2051
154,690
The Black Belt Energy Gas District Gas Project Revenue
Refunding Bonds 2025 Series D (Aa3/NR)
500,000 5.000
(a)(b)
12/01/2055
542,204
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project, Series 2007-A (A1/A) (PUTABLE)
500,000 3.375
(a)(b)
06/01/2034
504,768
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
195,000 5.250
08/01/2049
203,857
5,073,404
Alaska - 0.4%
Alaska Industrial Development and Export Authority Power
Revenue Refunding Bonds Series 2015 (Baa2/NR)
500,000 4.000
01/01/2028
499,680
a a
Arizona - 2.6%
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
500,000 5.000
(a)(b)
09/01/2052
508,311
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/AA-)
1,000,000 5.000
05/15/2043
1,069,579
City of Glendale Arizona Senior Lien Water and Sewer Revenue
and Revenue Refunding Obligations Series 2025 (NR/AA)
100,000 5.000
07/01/2038
115,607
City of Phoenix Civic Improvement Corporation Junior Lien
Airport RB Series 2019B (AMT) (Aa3/A+)
125,000 5.000
07/01/2035
132,068
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Kayenta Unified School District No. 27 of Navajo County Arizona
Impact Aid RB Series 2025 (NR/A+)
$ 440,000 5.000%
07/01/2030
$ 466,418
The Industrial Development Authority of The County of Maricopa
RB Banner Health (NR/AA-)
890,000 4.000
01/01/2041
865,422
3,157,405
California - 5.0%
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
125,000 5.000
(a)(b)
07/01/2053
131,322
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
520,000 5.000
(a)(b)
02/01/2055
568,370
California Health Facilities Financing Authority Providence St.
Joseph Health RB Series 2025C (NR/A)
250,000 5.250
(a)(b)
10/01/2050
284,864
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
500,000 5.000
12/01/2028
527,546
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a)(b)
11/15/2061
111,483
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
130,000 4.000
03/01/2039
126,845
California Infrastructure and Economic Development Bank Clean
Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
250,000 5.000
10/01/2036
257,665
California Statewide Communities Development Authority RB
Adventist Health System West Series 2018A (NR/BBB+)
840,000 3.500
03/01/2038
771,342
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
125,000 3.350
(a)(b)
08/01/2029
126,207
Department of Airports of The City of Los Angeles California,
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
100,000 5.000
05/15/2030
108,913
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
100,000 5.000
07/01/2048
101,445
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa2/NR)
250,000 5.000
07/01/2034
288,290
Department of Water and Power of The City of Los Angeles Power
System RB, 2024 Series A (Aa2/A)
555,000 5.000
07/01/2028
586,356
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
500,000 5.000
06/15/2030
556,433
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
100,000 5.000
11/01/2029
106,352
San Diego County Regional Airport Authority
Senior Airport RB Series 2025A
500,000 5.000
07/01/2030
546,510

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Santa Rita Union Elementary School District School Facilities
Improvement District No. 2022-1 Monterey County, California
2025 GO Bond Anticipation Notes (Aa3/NR)
$ 500,000 0.000%
(d)
08/01/2030
$ 433,399
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa2/NR)
500,000 5.000
(a)(b)
07/01/2053
528,572
6,161,914
Colorado - 3.2%
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
130,000 5.000
12/01/2043
131,789
Colorado Educational and Cultural Facilities Authority Charter
School RB Roosevelt Charter Academy Project Series 2025A
(BAM MORAL OBLG) (NR/AA)
250,000 5.000
07/01/2055
255,739
Colorado Health Facilities Authority Hospital RB, Series 2025A
(Aa2/AA)
200,000 5.000
(a)(b)
11/15/2060
217,889
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
95,000 5.000
(a)(b)
08/01/2049
95,296
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
250,000 5.000
(a)(b)
05/15/2062
263,637
Colorado Health Facilities Authority RB Intermountain Healthcare
Inc 2022 E (Aa1/AA+/A-1+)
675,000 2.800
(a)(b)
05/15/2062
675,000
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
695,000 3.250
08/01/2049
546,019
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
150,000 5.000
11/01/2028
158,595
Colorado Housing and Finance Authority Multifamily Housing RB
Albion Apartments Project, Series 2025 (Aa1/NR)
500,000 3.375
(a)(b)
07/01/2044
502,891
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds, Series 2016
(Baa2/BBB-)
500,000 5.000
12/01/2040
502,185
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
110,000 4.000
12/01/2040
103,397
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
380,000 5.000
11/01/2046
382,585
Trails at Crowfoot Metropolitan District No. 3 in the Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 5.000
12/01/2027
103,780
3,938,802
Connecticut - 1.5%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa2/AA-)
250,000 5.000
07/15/2027
259,721
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Education Facilities Authority RB
Yale University Issue 2016A-1 (Aaa/AAA/A-1+)
$ 125,000 2.500%
(a)(b)
07/01/2042
$ 125,000
State of Connecticut Health and Educational Facilities Authority
RB Yale University Issue Series 2010A-4-2 (Aaa/AAA/A-1+)
100,000 2.500
(a)(b)
07/01/2049
100,000
State of Connecticut Health and Educational Facilities Authority
RB Yale University Issue Series 2013A (Aaa/AAA/A-1+)
415,000 2.500
(a)(b)
07/01/2042
415,000
Town of East Lyme Connecticut GO Bond Anticipation Notes
(NR/NR)
1,000,000 4.000
08/06/2026
1,007,822
1,907,543
Delaware - 0.6%
The Delaware Economic Development Authority Exempt
Facility Refunding RB,Nrg Energy Project Series 2020AB
(NON-AMT) (Baa3/BBB-) (PUTABLE)
500,000 4.000
(a)(b)
10/01/2040
507,334
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
250,000 3.600
01/01/2031
257,931
765,265
District of Columbia - 1.2%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A
(A3/A-)
750,000 5.000
(a)(b)
04/01/2060
848,890
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
215,000 1.900
(a)(b)
10/01/2060
215,000
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds, Series 2025-
A  (AMT) (Aa3/AA-)
250,000 5.000
10/01/2030
272,862
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
100,000 4.000
10/01/2035
101,491
1,438,243
Florida - 8.7%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AG) (NR/AA)
265,000 3.250
05/01/2036
251,645
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock at The University
of Florida, Inc. Project Series 2025B-1 (NR/NR)
735,000 4.000
10/01/2030
736,113
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
200,000 5.000
05/01/2027
203,322
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
200,000 5.000
01/01/2040
216,381

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
$ 100,000 6.250%
(e)
06/15/2045
$ 101,024
Capital Trust Authority Health Care Facilities Revenue and
Revenue Refunding Bonds UF Health Projects Series 2025A
(A3/A)
750,000 5.000
12/01/2030
820,598
Corkscrew Farms Community Development District Lee County
Florida Special Assessment Bonds Series 2017 (NR/NR)
255,000 5.000
(e)
11/01/2038
263,298
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
155,000 5.000
10/01/2039
159,350
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.350
05/01/2044
96,055
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
150,000 4.750
05/01/2035
155,467
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
420,000 4.000
11/01/2040
398,370
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
125,000 5.250
06/01/2044
128,303
Hammock Oaks Community Development District Town of Lady
Lake Florida Special Assessment Bonds Series 2025 (NR/NR)
170,000 4.500
(e)
05/01/2032
173,810
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
100,000 3.250
(a)(b)
09/01/2042
100,115
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
500,000 3.250
(a)(b)
02/01/2044
502,612
Housing Finance Authority of Pinellas County, Florida Multifamily
Housing RB Series 2025 (NR/AA+) (PUTABLE)
125,000 3.400
(a)(b)
07/01/2028
125,463
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
150,000 4.125
06/15/2030
151,444
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
125,000 3.400
(a)(b)
07/01/2058
125,393
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
590,000 5.000
05/01/2035
619,415
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
105,000 4.875
05/01/2035
105,006
705,000 4.875
05/01/2045
690,590
Liberty Cove Community Development District Special
Assessment RB Series 2024 (NR/NR)
85,000 4.800
05/01/2031
86,066
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
$ 100,000 4.550%
(e)
05/01/2032
$ 101,568
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
150,000 5.000
10/01/2038
150,206
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
500,000 5.000
10/01/2040
506,106
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
500,000 5.000
07/01/2040
502,139
Miami-Dade County Florida Subordinate Special Obligation Bonds
Series 2009 (Aa3/A+)
250,000 0.000
(d)
10/01/2031
209,196
Newton Road Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025
(NR/NR)
325,000 4.000
(e)
06/15/2030
321,215
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2023A (A2/A+)
100,000 5.000
10/01/2038
110,304
Palm Beach County Florida RB Provident Group - PBAU
Properties Ii Llc - Palm Beach Atlantic University Project
Senior Series 2025A (NR/NR)
500,000 5.500
(e)
10/01/2045
511,599
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
100,000 4.500
(e)
05/01/2032
101,640
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
100,000 6.200
(e)
05/01/2045
103,658
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
125,000 4.000
07/01/2048
112,997
Seminole County Sales Tax Revenue Refunding Bonds Series
2005B (NATL) (Aa1/AA)
115,000 5.250
10/01/2026
117,611
South Broward Hospital District Refunding RB for South Broward
Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000 5.000
05/01/2028
100,906
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A2/NR)
180,000 5.000
07/01/2033
201,523
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000 5.400
05/01/2045
100,870
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
145,000 5.250
11/01/2046
146,556
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
200,000 5.000
06/01/2034
218,655

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Port East Community Development District Charlotte County
Florida Special Assessment Bonds Series 2025 (NR/NR)
$ 265,000 4.850%
(e)
05/01/2035
$ 277,241
Westview South Community Development District Counties of
Osceola and Polk Florida Special Assessment Bonds Series
2025 (NR/NR)
85,000 4.050
(e)
05/01/2030
85,234
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
490,000 4.250
(e)
06/15/2039
466,734
10,655,798
Georgia - 1.0%
Development Authority of Monroe County Georgia Pollution
Control RB Georgia Power Company Plant Scherer Project
Second Series 2009 (A3/A) (PUTABLE)
185,000 3.875
(a)(b)
10/01/2048
185,422
Development Authority of The Unified Government of Athens-
Clarke County Georgia University of Georgia Project - Bolton
Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000 3.000
06/15/2039
92,317
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
45,000 5.000
(a)(b)
06/01/2053
47,629
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
155,000 5.000
(a)(b)
06/01/2055
168,803
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
500,000 5.000
(a)(b)
12/01/2055
549,334
Private Colleges and Universities Authority Emory University RB,
Series 2025A (Aa2/AA)
200,000 5.250
09/01/2040
229,817
1,273,322
Guam - 1.2%
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
500,000 5.000
01/01/2028
518,535
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,194
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
750,000 5.000
10/01/2031
825,757
1,440,486
Illinois - 8.2%
Board of Education of The City of Chicago Unlimited
Tax GO Bonds Dedicated Revenues Series 2012A
(BAM-TCRS) (NR/AA)
500,000 5.000
12/01/2042
499,800
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
500,000 6.750
(e)
12/01/2030
525,972
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
90,000 0.000
(d)
12/01/2030
74,337
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
$ 1,000,000 0.000%
(d)
12/01/2027
$ 927,706
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
500,000 5.000
12/01/2034
516,851
City of  Chicago GO Bonds, Series 2025E (NR/BBB)
280,000 5.500
01/01/2041
291,739
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
135,000 5.000
01/01/2035
137,059
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
1,000,000 5.000
01/01/2037
1,012,263
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
150,000 3.200
(a)(b)
10/01/2028
150,524
City of Chicago Second Lein Wastewater Transmission RB,
Refunding Series 2023B (AG) (NR/AA)
330,000 5.000
01/01/2039
355,975
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
150,000 5.000
01/01/2031
165,655
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
115,000 5.000
11/01/2026
117,089
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
100,000 5.000
03/01/2030
108,333
Community Consolidated School District Number 65 Cook County
Illinois Evanston/Skokie GO Limited Tax School Bonds,
Series 2025A (AG) (Aa3/AA)
400,000 5.000
12/01/2034
455,559
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
100,000 5.000
12/15/2041
108,498
Illinois Finance Authority Depaul University RB Series 2016
(A1/A)
350,000 5.000
10/01/2041
352,042
Illinois Finance Authority Graduate and Professional Student Loan
Program RB Midwestern University Foundation Senior Series
2025A (NR/AAA)
440,000 5.000
07/01/2029
461,122
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
250,000 5.000
(a)(b)
08/15/2054
276,856
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
450,000 3.000
12/15/2036
426,462
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB, Series 2020 (NR/AAA)
175,000 4.000
07/01/2038
177,649
Illinois State GO Bonds June 2016 (BAM-TCRS) (NR/AA)
435,000 4.000
06/01/2041
425,866
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
350,000 4.000
12/15/2027
355,917

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier and Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2024 B (NR/A)
$ 100,000 5.000%
06/15/2053
$ 98,752
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
100,000 5.000
01/01/2026
100,154
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
140,000 5.000
01/01/2032
154,645
State of Illinois GO Bonds Series 2019B (A2/A-)
425,000 4.000
11/01/2034
430,359
State of Illinois GO Bonds Series of May 2018A (A2/A-)
450,000 5.000
05/01/2032
469,962
State of Illinois GO Bonds Series of May 2024B (A2/A-)
135,000 5.250
05/01/2043
143,937
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
225,000 5.000
11/15/2042
239,826
The Industrial Development Authority of The City of Glendale
Arizona RB Midwestern University Series 2025 (A2/A-)
500,000 5.000
12/01/2047
511,748
10,072,657
Indiana - 1.2%
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
100,000 5.000
(a)(b)
12/01/2044
101,074
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
250,000 5.000
(a)(b)
10/01/2064
267,137
Indiana Finance Authority RB Series 2016A (NR/A+)
100,000 5.000
03/01/2031
101,457
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
500,000 4.125
05/15/2032
500,901
Indiana Housing and Community Development Authority
Multifamily Housing RB Wabash Place Project Series 2025
(Aa1/NR)
375,000 3.125
(a)(b)
02/01/2043
375,673
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
100,000 5.000
02/01/2030
109,115
1,455,357
Kansas - 0.2%
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
200,000 4.000
(e)
06/01/2029
198,253
a a
Kentucky - 1.3%
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A1/NR)
500,000 4.000
(a)(b)
12/01/2050
501,132
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
500,000 5.000
12/01/2033
523,390
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
500,000 5.250
(a)(b)
06/01/2055
532,919
1,557,441
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 4.2%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
$ 100,000 5.250%
04/01/2055
$ 104,347
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,000,000 4.125
06/01/2039
946,385
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aa1/NR)
1,000,000 5.000
(a)(b)
04/01/2028
1,023,094
Louisiana Local Government Environmental Facilities and
Community Development Authority Entergy Louisiana,
LLC Project) Revenue Refunding Bonds Series 2021B
(NON-AMT) (A2/A)
115,000 2.500
04/01/2036
98,466
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
500,000 5.250
(a)(b)
12/01/2052
551,221
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
500,000 5.000
05/15/2042
505,021
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
400,000 5.000
07/01/2037
447,228
office Facilities Corporation Lease RB Northwest Louisiana State
office Building Project Series 2025 (AG) (NR/AA)
140,000 5.000
07/01/2038
157,644
Parish of St. James State of Louisiana RB Nustar Logistics, L.P.
Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
500,000 3.700
(a)(b)
08/01/2041
505,492
Parish School Board of the Parish of Lafayette State of Louisiana
Sales Tax RB, Series 2025 (NR/AA+)
250,000 5.500
04/01/2045
277,644
Pineville School District No. 52 of Rapides Parish Louisiana GO
School Bonds Series 2025 (BAM) (NR/AA)
245,000 5.250
03/01/2038
275,516
275,000 5.250
03/01/2039
307,929
5,199,987
Maine - 0.2%
Maine Health and Higher Educational Facilities Authority RB
Northeastern University Issue Series 2024B (A1/NR)
275,000 5.000
10/01/2039
306,138
a a
Maryland - 0.1%
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
150,000 3.750
07/01/2039
140,505
a a
Massachusetts - 1.3%
Massachusetts Development Finance Agency RB Beth Israel Lahey
Health Issue Tax-Exempt Series N 2025 (A3/A)
1,000,000 5.000
07/01/2040
1,101,874
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
250,000 5.000
07/15/2036
299,513

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
$ 250,000 3.300%
(a)(b)
07/01/2041
$ 252,306
1,653,693
Michigan - 1.8%
City of Detroit County of Wayne State of Michigan Unlimited Tax
GO Bonds Series 2018 (Baa1/BBB)
200,000 5.000
04/01/2038
204,796
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
550,000 5.000
04/01/2046
557,513
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa1/BBB)
100,000 6.000
05/01/2039
114,261
Great Lakes Water Authority Sewage Disposal System Revenue
Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000 5.000
07/01/2031
563,089
Great Lakes Water Authority Water Supply System Revenue
Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000 5.000
07/01/2031
563,089
Michigan Finance Authority Revenue Hospital Bonds Trinity
Health Credit Group 2013MI-5 (NR/AA-)
265,000 4.000
12/01/2040
260,653
2,263,401
Minnesota - 0.7%
Independent School District No. 709 Duluth St. Louis County
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
855,000 0.000
(d)
02/01/2032
705,757
Minneapolis St. Paul Metropolitan Airports Commisson
Subordinate Airport RB Series 2024B (AMT) (NR/A+)
100,000 5.000
01/01/2039
108,907
814,664
Mississippi - 0.4%
Warren County, Mississippi Gulf Opportunity Zone Revenue
Refunding Bonds International Paper Company Project Series
2018 (NON-AMT) (NR/BBB)
500,000 4.000
09/01/2032
514,533
a a
Missouri - 2.5%
City of Kansas City Missouri Sanitary Sewer System Refunding
RB Series 2021B (Aa2/AA)
790,000 3.000
01/01/2036
751,184
Health And Educational Facilities Authority of
The State of Missouri Health Facilities RB,
(Coxhealth)  Series 2025B (A2/NR)
550,000 5.000
11/15/2041
594,240
Phelps County Missouri Hospital RB Phelps Health Series 2025
(NR/BBB+)
1,000,000 5.750
12/01/2045
1,085,196
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
500,000 4.050
(a)(b)
05/01/2038
509,593
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
$ 100,000 5.000%
(e)
06/01/2054
$ 94,854
3,035,067
Nebraska - 0.4%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
500,000 5.000
(a)(b)
08/01/2055
538,057
a a
New Hampshire - 0.9%
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
1,000,000 4.000
12/01/2028
1,011,438
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
100,000 5.250
07/01/2048
100,659
1,112,097
New Jersey - 1.1%
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
410,000 5.000
10/01/2047
410,192
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
200,000 5.000
(a)(b)
07/01/2064
232,983
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
335,000 0.000
(d)
12/15/2039
193,770
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A1/A)
100,000 4.000
06/15/2035
103,606
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
150,000 4.000
06/15/2041
146,995
New Jersey Turnpike Authority Turnpike RB Series 2025 A
(A1/AA-)
200,000 5.000
01/01/2043
217,371
1,304,917
New York - 6.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
100,000 3.000
07/15/2043
78,212
Brooklyn Arena Local Development Corporation Pilot Revenue
Refunding Bonds, Series 2016A (AG) (A1/AA)
200,000 4.000
07/15/2029
201,793
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
550,000 6.250
05/01/2045
582,719
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
100,000 5.000
09/01/2037
106,511
Dormitory Authority of The State of New York State Sales Tax RB
Series 2017A (Aa1/AA+)
1,000,000 5.000
03/15/2039
1,021,846

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
$ 580,000 5.000%
09/01/2046
$ 582,494
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A2/AA)
100,000 4.000
11/15/2048
91,807
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AG) (A1/AA)
270,000 3.000
01/01/2046
207,998
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
260,000 2.850
(a)(b)
08/01/2042
260,000
New York City Transitional Finance Authority New York Future
Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018,
Subseries C-3 (Aa1/AAA)
1,000,000 5.000
05/01/2040
1,034,795
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
1,000,000 5.000
(e)
11/15/2044
1,000,004
New York State Energy Research and Development Authority
Pollution Control RB Rochester Gas and Electric Corporation
Project 1997 Series A (Baa1/A-)
500,000 3.800
08/01/2032
516,085
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 4.250
(a)(b)(e)
09/01/2050
251,926
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
175,000 5.000
10/01/2040
177,612
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
100,000 5.000
08/01/2031
100,049
New York Transportation Development Corporation Special
Facilities RB Series 2025 (AMT) (Baa3/AA)
500,000 6.000
06/30/2044
546,303
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
96,017
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
173,100
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
265,000 1.900
(a)(b)
03/01/2040
265,000
The City of New York GO Bonds Fiscal 2024 Series D Fiscal 2024
(Aa2/AA)
500,000 5.000
04/01/2050
515,458
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
General RB Series 2017A (Aa3/AA-)
175,000 5.000
11/15/2047
177,094
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
100,000 5.000
03/01/2028
105,379
8,092,202
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina - 1.7%
Inlivian Multifamily Housing RB Central at Old Concord Series
2025 (Aa1/NR)
$ 500,000 3.300%
(a)(b)
11/10/2043
$ 503,421
North Carolina Capital Facilities Finance Agency Revenue
Refunding Bonds Duke University Project Series 2016B
(Aa1/AA+)
1,000,000 5.000
10/01/2044
1,006,007
North Carolina Medical Care Commission Health Care Facilities
First Mortgage RB Lutheran Services for The Aging Series
2021A (NR/NR)
245,000 5.000
03/01/2026
245,510
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
350,000 5.000
(a)(b)
06/01/2055
383,668
2,138,606
Ohio - 1.7%
City of Norwood, Ohio Special Obligation Revenue Refunding
Bonds Series 2025 (NR/NR)
145,000 4.375
12/01/2030
146,195
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
280,000 5.375
09/15/2027
280,388
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
100,000 5.000
(a)(b)
12/01/2028
103,525
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
500,000 4.000
(a)(b)
09/01/2030
506,624
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
500,000 4.250
(a)(b)
11/01/2040
507,928
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
125,000 3.400
(a)(b)
07/01/2042
125,463
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
200,000 3.700
(a)(b)
11/01/2047
201,816
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A3/A)
100,000 3.000
01/15/2045
77,818
State of Ohio Ohio Higher Educational Facility Commission State
of Ohio Higher Educational Facility RB (Baa1/NR)
150,000 5.000
05/01/2039
161,328
2,111,085
Oklahoma - 1.8%
Muskogee County Public Safety Authority Capital Improvement
RB Series 2025 (NR/A+)
230,000 4.000
(c)
12/01/2034
233,516
500,000 4.000
(c)
12/01/2035
505,461
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
500,000 5.000
09/01/2032
531,899

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Housing Finance Agency Collateralized RB Astoria
Creek Project Series 2025 (Aa1/NR)
$ 500,000 3.150%
(a)(b)(c)
07/01/2044
$ 500,144
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
300,000 3.400
(a)(b)
07/01/2028
301,341
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
100,000 5.500
12/01/2035
100,070
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
100,000 6.500
05/01/2035
102,378
2,274,809
Oregon - 1.9%
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
175,000 5.000
05/01/2033
182,970
City of Redmond Oregon Full Faith and Credit Bonds Series
2025A Airport Expansion Projects (AMT) (Aa2/NR)
250,000 5.000
06/01/2035
283,462
Lincoln County School District Lincoln and Lane Counties Oregon
GO Bonds, Series 2025 (SCH BD GTY) (Aa1/NR)
650,000 0.000
(f)
06/15/2027
653,654
Oregon Housing And Community Services Department Housing
Development RB Verde Pines Project 2025 Series O (Aa1/NR)
1,000,000 3.100
(a)(b)
12/01/2059
999,512
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (AMT) (NR/AA-)
150,000 5.000
07/01/2030
163,347
2,282,945
Pennsylvania - 7.8%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
100,000 5.000
11/15/2033
101,173
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
500,000 4.000
04/01/2044
465,287
Borough of Punxsutawney Jefferson County Pennsylvania GO
Bonds Series B of 2025 (Tax Exempt) (AG) (Baa2/AA)
1,000,000 5.125
12/01/2050
1,016,998
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
330,000 5.750
04/01/2054
325,020
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
500,000 5.125
06/01/2046
505,551
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
25,000 4.000
05/01/2036
28,088
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
250,000 5.250
11/15/2042
268,966
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
100,000 4.000
08/15/2044
98,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Delaware County Authority Commonwealth of Pennsylvania
Haverford College RB Series 2017A (NR/AA-)
$ 500,000 5.000%
10/01/2042
$ 506,455
Montgomery County Higher Education And Health Authority
Thomas Jefferson University RB,Series 2019 (A3/A)
500,000 5.000
09/01/2027
518,695
Montgomery County Higher Education and Health Authority,
350,000 5.000
04/01/2030
350,036
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
640,000 4.100
06/01/2029
660,616
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(Aa3/A+)
190,000 3.000
04/01/2039
172,332
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
600,000 3.875
(a)(b)
08/01/2038
601,025
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025A (A2/A)
200,000 5.000
(a)(b)
03/15/2060
217,211
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series A of 2019 (A2/NR)
500,000 5.000
12/01/2044
517,990
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
80,000 5.000
07/01/2034
81,108
Scranton-Lackawanna Health and Welfare Authority The University
of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
455,000 5.000
11/01/2026
462,395
700,000 5.000
11/01/2035
783,083
The City of Philadelphia GO Bonds Series 2025C
(Tax-Exempt) (A1/A+)
445,000 5.000
08/01/2032
505,922
The City of Philadelphia Pennsylvania GO Bonds Series 2025A
(Tax-Exempt) (A1/A+)
250,000 5.000
08/01/2042
276,360
Wilson School District
1,000,000 5.000
05/15/2041
1,089,018
9,551,508
Puerto Rico - 4.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
1,000,000 5.000
(e)
07/01/2047
984,383
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
110,159
250,000 0.000
(d)
07/01/2033
180,243
109,000 4.000
07/01/2033
108,933
25,000 4.000
07/01/2046
22,245
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AG) (A1/AA)
(3M USD SOFR + 0.52%)
200,000 3.359
(g)
07/01/2029
193,482
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds
Cofina, 2019 A-2A (NR/NR)
150,000 4.550
07/01/2040
149,651

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
$ 167,000 4.550%
07/01/2040
$ 166,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
200,000 4.329
07/01/2040
195,076
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
725,000 0.000
(d)
07/01/2027
687,454
723,000 0.000
(d)
07/01/2029
640,820
400,000 0.000
(d)
07/01/2031
328,332
901,000 0.000
(d)
07/01/2046
307,239
334,000 0.000
(d)
07/01/2051
83,238
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,203,000 4.329
07/01/2040
1,173,384
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
97,497
5,428,748
Rhode Island - 1.1%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AG) (A1/AA)
100,000 5.250
09/15/2042
109,086
Rhode Island Health And Educational Building Corporation
Hospital Financing Revenue Refunding Bonds Lifespan
Obligated Group Issue Series 2016 (NR/BBB+)
615,000 5.000
05/15/2039
616,108
Rhode Island Health and Educational Building Corporation State
Appropriation-Backed RB Central Falls Public School Projects
Series 2025 (Aa3/AA-)
210,000 5.000
05/15/2036
240,647
Rhode Island Health And Educational Building Corporation
Student Housing RB Prg - Ri Properties LLC Senior Series
2025A (AG) (NR/AA)
300,000 5.000
07/01/2033
330,626
1,296,467
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority Healthcare
RB Beaufort Memorial Hospital & South of Broad Healthcare
Project Series 2024 (NR/BB)
100,000 5.000
11/15/2030
105,735
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
100,000 4.125
12/01/2044
95,532
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
600,000 3.150
(a)(b)(c)
11/01/2043
600,473
801,740
Tennessee - 0.5%
The Health Educational and Housing Facility Board of The County
of Shelby Tennessee RB Methodist Le Bonheur Healthcare
2025A (AG) (A1/AA)
500,000 5.000
06/01/2035
560,439
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas - 12.4%
Arlington Higher Education Finance Corporation Education
RB Riverwalk Education Foundation Inc. Series 2022
(PSF-GTD) (NR/AAA)
$ 100,000 5.000%
08/15/2027
$ 103,967
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
100,000 5.000
(a)(b)
09/01/2028
103,375
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A2/A+)
750,000 5.000
01/01/2036
803,158
Cities of Dallas and Fort Worth Texas Dallas Fort Worth
International Airport Joint Revenue Refunding and
Improvement Bonds Series 2025A-2 (A1/AA-)
1,000,000 5.000
(a)(b)
11/01/2050
1,094,762
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
205,000 4.000
(e)
09/01/2051
159,277
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
100,000 5.000
09/01/2028
104,867
City of Dallas TexasDallas Denton Collin and Rockwall Counties
Waterworks and Sewer System Revenue Refunding Bonds
Taxable Series 2016A/ 2016B (NR/AAA)
500,000 5.000
10/01/2041
504,967
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
441,000 5.250
(e)
09/01/2045
441,242
City of Garland Texas Dallas Collin and Rockwall Counties Water
and Sewer System Revenue Refunding Bonds Series 2025
(NR/AA-)
250,000 5.000
03/01/2042
269,085
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
100,000 4.500
(e)
09/15/2032
101,026
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
405,000 4.000
07/01/2047
367,587
City of Houston Texas Subordinate Lien RB Consisting of: Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (AMT) (NR/A+)
1,000,000 5.250
07/01/2038
1,121,125
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB, Series
2025 (NR/NR)
368,000 4.250
(e)
09/01/2032
371,169
City of Lowry Crossing Texas A Municipal Corporation of The
State of Texas Located In Collin County Special Assessment
RB Series 2025 (NR/NR)
409,000 5.250
(c)(e)
09/15/2045
408,350
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
60,000 5.000
08/15/2039
64,972
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
200,000 5.000
08/15/2040
218,859

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation Texas Variable Rate
Education RB International Leadership of Texas Inc, Series
2025B (PSF-GTD) (Aaa/NR)
$ 250,000 4.000%
(a)(b)
02/15/2055
$ 260,788
Crandall Economic Development Corporation Kaufman County
Sales Tax RB Series 2025 (BAM) (NR/AA)
275,000 5.000
08/15/2040
290,906
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AG) (NR/AA)
500,000 5.000
02/15/2030
540,434
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AG) (NR/AA)
420,000 5.000
08/15/2042
446,416
Hidalgo County Texas Certificates of Obligation Series 2025
(Aa2/AA-)
755,000 5.000
08/15/2037
852,517
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
200,000 5.000
07/15/2027
203,481
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000 5.000
(a)(b)
02/01/2044
130,672
LA Feria Independent School District A Political Subdivision
of The State of Texas Located In Cameron County Texas
Unlimited Tax School Building Bonds, Series 2025
(PSF-GTD) (Aaa/NR)
400,000 5.000
02/15/2045
422,204
Lower Colorado River Authority Refunding RB, Series 2025B
(A2/A)
500,000 5.000
(a)(b)
05/15/2045
552,401
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
250,000 4.250
05/01/2030
259,961
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
100,000 5.000
11/01/2031
107,185
North Texas Higher Education AuthorityInc. Tax-Exempt Education
Loan RB,Senior Series 2025A (AMT) (NR/AA)
1,150,000 5.000
06/01/2033
1,232,273
North Texas Tollway Authority System Revenue and Refunding
Bonds Second Tier Bonds Series 2017B (A1/A+)
390,000 5.000
01/01/2028
390,532
Nueces River Authority Water Supply Facilities Revenue Refunding
Bonds for City of Corpus Christi Lake Texana Project Series
2015 (NR/AA-)
100,000 5.000
07/15/2026
100,159
Princeton Independent School District Collin County Texas
Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/NR)
500,000 5.000
02/15/2040
550,834
Sinton Independent School District Texas Fixed Rate and Variable
Rate Unlimited Tax School Building Bonds, Series 2022
(PSF-GTD) (NR/AAA)
500,000 4.000
(a)(b)
08/15/2049
504,138
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Socorro Independent School District Unlimited Tax Refunding
Bonds Series 2017B (PSF-GTD) (Aaa/NR)
$ 120,000 5.000%
08/15/2027
$ 124,843
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025B (Aa2/AA)
500,000 5.000
(a)(b)
11/15/2064
537,190
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025C (Aa2/AA)
500,000 5.000
(a)(b)
11/15/2064
555,856
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000 5.000
(a)(b)
08/15/2042
107,741
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvementand Refunding Bonds Series 2024
(NR/AAA)
100,000 5.000
08/01/2043
108,290
Upper Trinity Regional Water District Regional Treated Water
Supply System Revenue Refunding Bonds, Series 2025
(BAM) (NR/AA)
100,000 5.250
08/01/2041
110,102
Waller Independent School District Waller and Harris Counties
Texas Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
500,000 5.000
02/15/2037
571,890
15,198,601
Utah - 0.4%
Copper Rim Infrastructure Financing District in The City of West
Jordan Salt Lake County Utah Special Assessment Bonds
Series 2025 (NR/NR)
100,000 6.125
(e)
12/01/2054
103,259
Downtown Revitalization Public Infrastructure District Second
Lien Sales Tax RB Seg Redevelopment Project, Series 2025B
(AG) (A1/AA)
250,000 5.250
06/01/2043
272,739
Salt Lake City Airport RB Salt Lake City International Airport
Series 2017A (AMT) (A1/A+)
100,000 5.000
07/01/2036
102,205
478,203
Virgin Islands - 0.8%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
795,000 5.000
10/01/2039
825,379
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
102,977
928,356
Virginia - 0.4%
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
200,000 5.500
04/01/2045
204,767
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
255,000 5.000
07/01/2026
258,664
463,431

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(c)
When-issued security.
(d)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
Zero coupon bond until next reset date.
(g)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
November 30, 2025.
(h)
Represents an affiliated issuer.
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington - 1.9%
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
$ 200,000 5.000%
12/01/2034
$ 233,220
Fircrest Properties Lease RB Series 2024 Sustainability Bonds
State of Washington DSHS Project (NR/AA)
100,000 5.000
06/01/2032
113,708
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (Aa3/AA-)
100,000 5.000
07/01/2029
106,849
Public Utility District No. 1 of Snohomish County Washington
Electric System Revenue Refunding Bonds Series 2025B
(Tax-Exempt) (Aa2/AA)
1,000,000 5.000
12/01/2037
1,159,973
The City of Seattle Washington Municipal Light and Power
Improvement and Refunding RB 2025 (Aa2/AA)
500,000 5.000
02/01/2043
541,216
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
100,000 5.000
08/01/2038
103,778
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
100,000 4.000
07/01/2031
103,089
2,361,833
West Virginia - 0.7%
The County Commission of Ohio CountyWest
Virginia Special District Excise Tax Revenue
Refunding And Improvement BondsSeries 2025 A
500,000 5.250
(c)
06/01/2045
534,937
West Virginia Hospital Finance Authority Hospital Revenue
Improvement Bonds West Virginia University Health System
Obligated Group 2025 Series B (A2/A)
250,000 5.000
(a)(b)
06/01/2055
273,572
808,509
Wisconsin - 0.9%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
100,000 4.000
04/01/2028
100,355
Public Finance Authority Charter School RB Cherokee Classical
Academy Project Series 2025A (NR/NR)
200,000 6.000
(e)
06/15/2035
206,550
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
100,000 5.250
11/15/2050
101,582
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
100,000 5.500
(e)
06/01/2040
104,835
Wisconsin Health and Educational Facilities Authority RB Series
2025A (NR/A+)
500,000 5.000
08/15/2037
558,864
1,072,186
TOTAL MUNICIPAL BONDS
(Cost $119,593,099)
122,328,297
Shares
Dividend
    Rate Value
a
Investment Company - 1.2%
(h)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
$ 1,449,790 3.799% $ 1,449,790
(Cost $1,449,790)
TOTAL INVESTMENTS - 100.8%
(Cost $121,042,889)
$ 123,778,087
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (0.8)%
(1,016,059)
NET ASSETS - 100.0%
$ 122,762,028
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 100.4%
0 - 1.4%
Board of Regents of The University of Texas System (NR/NR)
$ 200,000 2.721%
02/03/2026
$ 199,978
Minnesota Agricultural and Economic Development (NR/NR)
100,000 2.780
02/25/2026
100,011
299,989
Alabama - 0.6%
State of Alabama GO Refunding Bonds Series 2014-A (Aa1/AA)
140,000 3.000
08/01/2026
140,004
a a
Arizona - 2.0%
Arizona Board of Regents Arizona State University System RB
Series 2016B (Green Bonds) (Aa2/AA)
70,000 5.000
07/01/2027
70,827
Arizona Transportation Board Highway Revenue Refunding Bonds
Series 2016 (Aa1/AA+)
10,000 5.000
07/01/2026
10,148
City of Yuma Municipal Property Corporation Senior Lien Excise
Tax Revenue and Revenue Refunding Bonds Series 2015
(A1/AA)
20,000 4.000
07/01/2026
20,059
Dysart Unified School District No. 89 of Maricopa County Arizona
Refunding Bonds Series 2016 (BAM) (NR/AA)
95,000 4.000
07/01/2027
95,837
Pima County Arizona Sewer System Revenue Refunding
Obligations Series 2016 (NR/AA)
50,000 5.000
07/01/2026
50,678
The Industrial Development Authority of The County of Maricopa
RB Banner Health Series 2016A (NR/AA-)
80,000 5.000
01/01/2027
81,890
The Industrial Development Authority of The County of Yavapai
Hospital RB Yavapai Regional Medical Center Series 2019
(A3/NR)
115,000 5.000
08/01/2026
116,324
445,763
California - 2.8%
California Municipal Finance Authority Solid Waste Disposal
Refunding RB Republic Services, Inc. Project Series 2021A
(NR/A-/A-2) (PUTABLE)
450,000 3.450
(a)(b)
07/01/2041
449,923
Los Angeles, California (City of) (NR/SP-1+)
170,000 5.000
06/25/2026
172,531
Public Facilities Financing Authority of The City of San Diego
Senior Sewer Revenue Refunding Bonds Series 2015
(NR/AA+)
20,000 4.000
05/15/2026
20,024
642,478
Colorado - 1.0%
City and County of Denver Colorado Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
220,000 5.000
12/01/2026
224,584
a a
Connecticut - 0.9%
State of Connecticut General Obligation Bonds GO Bonds 2025
Series A (Aa2/AA-)
40,000 5.000
03/15/2027
41,262
State of Connecticut Health and Educational Facilities Authority
RB Fairfield University Issue Series S (A2/A)
35,000 5.000
07/01/2026
35,446
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Tax-Exempt GO Bonds 2018 Series E
(Aa2/AA-)
$ 120,000 5.000%
09/15/2026
$ 122,317
199,025
District of Columbia - 1.5%
District of Columbia Hospital Refunding RB Children'S Hospital
Obligated Group Issue Series 2015 (A1/NR)
55,000 5.000
07/15/2026
55,134
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
110,000 5.000
10/01/2026
112,089
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
180,000 5.000
07/15/2026
182,659
349,882
Florida - 7.6%
Broward County Florida Tourist Development Tax RB Series 2021
(Aa2/NR)
100,000 5.000
09/01/2027
104,070
City of Jacksonville Transportation Refunding RB Series 2015
(Aa2/AA-)
35,000 5.000
10/01/2026
35,063
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (Aa3/AA-)
40,000 5.000
08/15/2027
41,417
Jea St. Johns River Power Park System RB, Issue Three Series
Seven (A1/A+)
100,000 3.125
10/01/2026
100,024
Lee County Florida Non-Ad Valorem Refunding RB Series 2015
(Aa1/AA+)
75,000 5.000
10/01/2026
76,518
Miami-Dade County Aviation Revenue Refunding Bonds Series
2016A (Non-Amt) (NR/A+)
25,000 5.000
10/01/2026
25,454
Miami-Dade County Florida Water and Sewer System Revenue
Refunding Bonds Series 2025B (Aa3/AA)
100,000 5.000
(c)
10/01/2027
104,299
Miami-Dade County GO Bonds for Public Health Trust Program
Series 2021A (NR/AA)
30,000 5.000
07/01/2026
30,415
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (NR/A)
70,000 5.000
10/01/2026
71,097
Sarasota County Florida Utility System Revenue Refunding Bonds
Series 2016B (NR/AA+)
40,000 5.000
10/01/2026
40,304
School District of Broward County, Florida Tax Anticipation Notes
Series 2025 (NR/NR)
200,000 4.000
06/25/2026
201,530
School District of Miami-Dade County Florida Tax Anticipation
Notes Series 2025 (NR/NR)
100,000 4.000
01/07/2026
100,132
School District of Pasco County Florida Sales Tax RB Series 2024
(Aa3/NR)
80,000 5.000
10/01/2026
81,486

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
School District of Pinellas County Florida Tax Anticipation Notes
Series 2025 (NR/NR)
$ 185,000 4.000%
06/30/2026
$ 186,507
South Florida Water Management District Certificates of
Participation Series 2015 (Aa3/AA)
10,000 5.000
10/01/2026
10,075
The School Board of Broward County, Florida Certificates of
Participation Evidencing Undivided Proportionate Interests
of The Owners Thereof In Basic Lease Payments To Be Made
By The School Board of Broward County Florida As Lessee
Pursuant To A Master Le (A1/A+)
45,000 5.000
07/01/2027
45,545
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2015D (A1/A+)
120,000 5.000
02/01/2027
120,447
The School Board of Orange County Florida Certificates of
Participation Series 2016B (Aa2/NR)
65,000 5.000
08/01/2026
65,973
180,000 5.000
08/01/2027
182,728
The School Board of Palm Beach County Florida Certificates of
Participation Series 2025A (Aa3/NR)
110,000 5.000
08/01/2027
114,119
1,737,203
Georgia - 1.6%
Development Authority of Appling County Pollution Control RB
Oglethorpe Power Corporation Hatch Project Series 2013A
(A3/BBB+/A-2)
300,000 3.100
(a)(b)
01/01/2038
300,000
Fulton, Georgia (County of) (NR/SP-1+)
70,000 4.000
12/30/2025
70,080
370,080
Idaho - 0.4%
Trinity Health Corporation (Aa3/AA-/A-1+)
100,000 2.950
(a)(b)
12/01/2048
100,000
a a
Illinois - 13.3%
Aurora West School District No. 129 GO School Building Bonds
Series 2015C (Aa2/NR)
80,000 5.000
02/01/2026
80,267
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024C
(Amt) (NR/A+)
130,000 5.000
01/01/2027
132,581
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
65,000 5.000
01/01/2027
66,291
City of Mount Vernon Illinois GO Improvement and Refunding
Bonds Series 2020 (BAM) (NR/AA)
125,000 4.000
12/15/2026
126,242
Community College District No. 505 Counties of Champaign
Coles Dewitt, Douglas Edgar Ford Iroquois Livingston
Mclean Moultrie Piattand Vermilion and State of Illinois GO
Refunding Bonds Series 2018B (NR/AA)
105,000 5.000
12/01/2026
107,136
Community Consolidated School District No. 30-C Will County
Troy Illinois GO Refunding School Bonds Series 2017C
(Aa2/NR)
110,000 4.000
10/01/2026
111,161
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Clean Water Initiative Revolving Fund
RB Series 2016 (NR/AAA)
$ 50,000 5.000%
01/01/2027
$ 50,095
Illinois Finance Authority RB Series 2016A (A1/A+)
70,000 5.000
08/15/2026
71,020
Illinois Finance Authority RB Series 2016C (Aa3/AA)
120,000 5.000
02/15/2027
123,080
Illinois Finance Authority RB Series 2019 (A1/A+)
135,000 5.000
04/01/2027
138,563
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB Series 2019 (NR/AAA)
35,000 5.000
07/01/2026
35,485
Peoria County Il Metropolitan Airport Authority GO Refunding
Airport Bonds Alternate Revenue Source Series 2017 D
(Aa2/NR)
50,000 5.000
12/01/2025
50,000
Public Finance Authority (Aa2/NR)
275,000 0.000
(a)(b)(d)(e)
02/15/2053
275,000
Rock Island School District No. 41 GO Refunding School Bonds
Series 2018 (Aa3/NR)
120,000 4.000
12/01/2025
120,000
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/A+)
50,000 3.000
01/01/2027
49,936
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
200,000 5.000
01/01/2027
204,164
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
125,000 5.000
01/01/2027
127,603
School District Number 100 Cook County Illinois Berwyn South
GO Refunding School Bonds Series 2019C (BAM) (NR/AA)
90,000 5.000
12/01/2025
90,000
School District Number 81 Cook County Illinois Schiller Park GO
School Bonds Series 2020 (NR/AA-)
30,000 4.000
12/01/2025
30,000
State of Illinois GO Bonds Series of December 2017A (A2/A-)
130,000 5.000
12/01/2025
130,000
State of Illinois GO Bonds Series of March 2021B (A2/A-)
180,000 5.000
03/01/2027
184,607
State of Illinois GO Refunding Bonds Series of October 2016 Il
(A2/A-)
250,000 5.000
02/01/2027
255,777
The Board of Trustees of The University of Illinois Auxiliary
Facilities System Refunding RB Series 2023A (Aa2/AA-)
110,000 5.000
04/01/2027
113,502
The County of Peoria Illinois GO Limited Tax Refunding Debt
Certificates Series 2020A (Aa1/NR)
45,000 5.000
12/15/2025
45,042
The Rock Island County Public Building Commission Rock Island
County Illinois Public Building RB Series 2016 (AG) (A1/AA)
50,000 5.000
12/01/2025
50,000
Village of Oswego Kendall and Will Counties Illinois GO Bonds
Series 2016 (NR/NR)
235,000 5.000
(f)
12/15/2025
235,198
3,002,750

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana - 1.3%
Indiana Finance Authority Hospital Refunding RB Series 2017A
(Aa3/A+)
$ 205,000 5.000%
11/01/2026
$ 209,004
Indiana Finance Authority RB Series 2016A (NR/A+)
50,000 5.000
03/01/2026
50,217
Southmont School Building Corporation Montgomery County
Indiana Ad Valorem Property Tax First Mortgage Bonds Series
2017 (ST AID WITHHLDG) (NR/AA+)
45,000 5.000
01/15/2026
45,123
304,344
Iowa - 1.3%
Iowa Finance Authority RB Series 2018B (A1/NR)
195,000 5.000
02/15/2026
195,694
Waukee Community School District Iowa GO School and
Refunding Bonds Series 2019A (Aa2/NR)
90,000 5.000
06/01/2026
91,060
286,754
Kansas - 1.3%
City of Wichita Kansas GO Bonds Series 823 (Aa2/AAA)
140,000 4.000
12/01/2026
141,921
Public Building Commission of Johnson County Kansas Lease
Purchase RB Courthouse and Medical Examiners Facility
Projects Series 2018A (Aaa/AAA)
140,000 5.000
09/01/2026
142,463
284,384
Kentucky - 1.2%
Fayette County Kentucky School District Finance Corporation
School Building Refunding RB Series 2015B
(ST INTERCEPT) (Aa3/AA-)
125,000 3.000
05/01/2027
125,003
Oldham County School District Finance Corporation Kentucky
School Building Refunding RB Second Series of 2016
(ST INTERCEPT) (Aa3/NR)
20,000 4.000
09/01/2026
20,173
University of Kentucky General Receipt Bonds 2018 Series A
(ST INTERCEPT) (Aa2/AA+)
120,000 4.000
10/01/2027
120,572
265,748
Louisiana - 1.6%
Board of Supervisors of Louisiana State Universityand Agricultural
and Mechanical College Auxiliary Revenue Refunding Bonds
Series 2016A (A2/NR)
75,000 5.000
07/01/2026
75,951
Public Fin Auth Wis Ctfs Partn (Aa2/AA+/A-1)
225,000 2.950
(a)(b)(d)
12/01/2052
225,000
State of Louisiana GO Bonds Series 2016-A (Aa2/AA)
50,000 5.000
09/01/2027
50,852
351,803
Maryland - 1.1%
City of Baltimore Refunding RB for Wastewater Projects Series
2014D (Aa3/A+)
30,000 5.000
07/01/2026
30,035
Department of Transportation of Maryland Consolidated
Transportation Bonds Series 2015 (Aa1/AAA)
115,000 3.000
06/01/2026
115,010
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
State of Maryland Maryland GO Bonds State and Local Facilities
Loan of 2015 First Series B (Aa1/AAA)
$ 105,000 4.000%
08/01/2026
$ 106,057
251,102
Massachusetts - 2.4%
Massachusetts Health and Educational Facilities Authority RB
Museum of Fine Arts Issue Series A-1 (Aa2/AA/A-1)
500,000 1.800
(a)(b)
12/01/2037
500,000
Town of Dedham Massachusetts GO Municipal Purpose Loan of
2017 Bonds (NR/AAA)
40,000 4.000
06/15/2027
40,042
540,042
Michigan - 2.2%
City of Kalamazoo Hospital Finance Authority Hospital Revenue
Refunding Bonds Bronson Healthcare Group Inc. Series 2016
(A1/NR)
25,000 5.000
05/15/2027
25,200
City of Saginaw Hospital Finance Authority Hospital Revenue
Refunding Bonds Covenant Medical Center Inc. Series 2020J
(NR/A+)
250,000 5.000
07/01/2027
256,663
County of Macomb State of Michigan Capital Improvement Bonds
Series 2015 (Aa1/NR)
50,000 3.200
05/01/2027
50,007
Michigan Finance Authority Hospital RB McLaren Health Care
Series 2019A (A1/NR)
50,000 5.000
02/15/2026
50,218
Michigan Finance Authority Hospital Revenue Refunding Bonds
Mclaren Health Care Series 2015A (A1/NR)
25,000 5.000
05/15/2026
25,037
Portage Public Schools County of Kalamazoo Michigan 2016
School Building Site & Refunding Bonds (NR/AA-)
15,000 5.000
11/01/2026
15,149
Wayne County Airport Authority Airport RB Detroit Metropolitan
Wayne County Airport Airport Revenue Refunding Bonds
Series 2015G (NON-AMT) (A1/A+)
70,000 5.000
12/01/2026
70,018
492,292
Minnesota - 1.1%
City of St. Cloud Minnesota Health Care RB Series 2016A
(A2/NR)
85,000 5.000
05/01/2026
85,735
Independent School District No. 273 Edina Minnesota GO
Facilities Maintenance and School Building Bonds Series
2017A (SD CRED PROG) (Aaa/NR)
100,000 3.000
02/01/2027
100,017
Independent School District No. 833 South Washington County
Independent School District No. 833 GO School Building
Refunding Bonds Series 2016B (SD CRED PROG) (Aa1/NR)
70,000 3.000
02/01/2026
70,003
255,755
Mississippi - 3.5%
Chevron Corporation (Aa2/AA-/A-1+)
700,000 2.900
(a)(b)
11/01/2035
700,000

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Hospital Equipment and Facilities Authority RB North
Mississippi Health Services 2020 Series I (NR/A+)
$ 95,000 5.000%
10/01/2026
$ 96,394
796,394
Missouri - 3.5%
Board of Public Buildings of The State of Missouri Special
Obligation Refunding Bonds Series B 2020 (Aa1/AA+)
140,000 5.000
10/01/2026
142,681
Fort Osage R-I School District Jackson County Missouri
Certificates of Participation Series 2022A (NR/A)
180,000 4.000
04/01/2027
180,056
Francis Howell R-III School District St. Charles County, Missouri
GO Refunding Bonds Missouri Direct Deposit Program Series
2024 (ST AID DIR DEP) (NR/AA+)
140,000 4.000
03/01/2026
140,433
Franklin County Missouri Refunding Certificates of Participation
Series 2019B (NR/A+)
20,000 4.000
04/01/2027
20,276
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Ssm Health Series 2022A
(NR/A+)
155,000 5.000
06/01/2027
159,470
Healthand Educational Facilities Authority of The State of Missouri
Health Facilities RB Mosaic Health System Series 2019A
(A1/NR)
120,000 5.000
02/15/2026
120,515
St. Louis Municipal Finance Corporation Recreation Sales Tax
Leasehold Revenue Refunding Bonds City of St. Louis
Missouri Lessee Series 2016 (NR/A)
25,000 5.000
02/15/2027
25,104
788,535
Nebraska - 0.2%
Douglas County School District No. 001 Omaha Public Nebraska
General Obligation Bonds Series 2015 (Aa2/AA)
45,000 5.000
12/15/2026
45,084
a a
Nevada - 1.9%
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2015C (A1/AA-)
35,000 5.000
06/15/2026
35,057
Clark County School District Nevada General Obligation Limited
Tax Building and Refunding Bonds Series 2015C (A1/AA-)
135,000 5.000
06/15/2027
135,122
Clark County School District Nevada GO Limited Tax Building
Bonds Series 2024A (A1/AA-)
75,000 5.000
06/15/2026
75,923
Clark County School District Nevada GO Limited Tax Refunding
Bonds Additonally Secured By Pledged Revenues Series
2016B (A1/AA-)
75,000 5.000
06/15/2026
75,923
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured by Pledged Revenues Series
2015D (A1/AA-)
30,000 5.000
06/15/2026
30,049
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County, Nevada GO Limited Tax Bond Bank Refunding
Bonds Additionally Secured By Pledged Revenues Series
2016B (Aa1/AAA)
$ 75,000 5.000%
11/01/2026
$ 76,671
428,745
New Jersey - 4.6%
County of Essex New Jersey General Improvement Bonds Series
2015A (ST AID WITHHLDG) (Aa1/NR)
50,000 3.000
09/01/2027
50,010
Higher Education Student Assistance Authority State of
New Jersey Senior Student Loan RB Series 2025-2
(AMT) (NR/A-1+) (PUTABLE)
300,000 5.000
(a)(b)
12/01/2056
302,337
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds Series 2015 - XX (A1/A)
120,000 4.250
06/15/2026
120,066
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2024 Sub-Series D-2 (GNMA/FNMA/FHLMC) (NR/AA-)
400,000 2.900
11/01/2027
397,466
State of New Jersey New Jersey GO Bonds Various Purposes
(Tax-Exempt) (Aa3/A+)
175,000 2.000
06/01/2027
172,271
1,042,150
New Mexico - 0.5%
State of New Mexico New Mexico Severance Tax Bonds Series
2020A (Aa3/AA-)
105,000 5.000
07/01/2026
106,466
a a
New York - 2.4%
City School District of The City of Corning Steuben Schuyler
and Chemung Counties New York Bond Anticipation Notes –
2025A (NR/NR)
34,000 4.000
06/18/2026
34,288
Dormitory Authority of The State of New York Barnard College RB
Series 2020A (A3/NR)
75,000 4.000
07/01/2026
75,412
Metransportation Revenue Green Bonds Series 2016A Climate
Bond Certified Tropolitan Transportation Authority Subseries
2016A-1 (A2/A)
250,000 5.000
11/15/2026
252,350
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000 5.000
07/01/2026
15,020
New York N Y Var GO Bds 2008 L-4 (Aa1/AA+/A-1)
100,000 2.900
(a)(b)
04/01/2038
100,000
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
35,000 5.000
08/01/2026
35,561
The Port Authority of New York and New Jersey Consolidated
Bonds One Hundred and Sevent-Fifth Series (Aa3/AA-)
35,000 3.000
12/01/2027
35,002
547,633
North Carolina - 1.3%
County of Mecklenburg, North Carolina GO Public Improvement
Bonds Series 2017A (Aaa/AAA)
45,000 5.000
04/01/2026
45,371

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Municipal Power Agency Number 1 Catawba
Electric RB Refunding Series 2016A (NR/A)
$ 85,000 5.000%
01/01/2027
$ 86,088
The Charlotte-Mecklenburg Hospital Authority The Charlotte-
Mecklenburg Hospital Authority Atrium Health Variable Rate
Health Care RB Series 2018G (Aa2/AA/A-1+)
160,000 1.900
(a)(b)
01/15/2048
160,000
291,459
Ohio - 1.8%
County of Allen Ohio Hospital Facilities Bon Secours Mercy
Health RB Series 2020A (NR/A+)
110,000 5.000
12/01/2025
110,000
County of Allen Ohio Hospital Facilities RB Series 2017A (A1/A+)
45,000 5.000
08/01/2026
45,679
County of Cuyahoga Ohio Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
100,000 5.000
12/01/2026
102,114
State of Ohio Hospital Refunding RB Series 2017A (Aa2/AA)
55,000 5.000
01/01/2026
55,100
Trinity Health Corporation (Aa3/AA-/A-1+)
100,000 2.950
(a)(b)
12/01/2046
100,000
412,893
Oklahoma - 1.1%
Cleveland County Educational Facilities Authority Educational
Facilities Lease RB Moore Public Schools Project Series 2021
(Aa3/A+)
55,000 4.000
06/01/2027
55,923
Oklahoma County Finance Authority Educational Facilities Lease
RB Midwest City Del City Public Schools Project Series 2018
(NR/A+)
120,000 5.000
10/01/2026
121,950
Tulsa County Industrial Authority Educational Facilities Lease RB
Jenks Public Schools Project (NR/AA-)
20,000 5.000
09/01/2026
20,032
Tulsa Public Facilities Authority Oklahoma Capital Improvements
RB, Series 2017 (NR/AA-)
25,000 3.000
06/01/2026
25,000
Wagoner County Independent School District No. 17 Coweta Board
of Education Oklahoma Building Bonds of 2023 (NR/NR)
35,000 4.500
09/01/2026
35,351
258,256
Oregon - 1.9%
Eugene School District No. 4J GO Bonds for Oregon School Bond
Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
25,000 2.000
06/15/2026
24,840
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
80,000 5.000
08/15/2026
81,104
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
5,000 4.000
06/01/2026
5,003
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (Amt) (NR/AA-)
90,000 5.000
07/01/2026
91,047
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (AMT) (NR/AA-)
220,000 5.000
07/01/2027
226,723
428,717
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania - 6.5%
Allegheny County Hospital Development Authority RB Allegheny
Health Network Obligated Group Issue Series 2018A (NR/A)
$ 35,000 5.000%
04/01/2026
$ 35,237
Greater Latrobe School Authority Westmoreland County
Pennsylvania School Building RB Series of 2018
(ST AID WITHHLDG) (A1/NR)
65,000 4.000
10/01/2027
65,005
Lancaster County Hospital Authority University of Pennsylvania
Health System Health System RB Series B of 2016 (Aa3/AA)
230,000 5.000
08/15/2026
233,562
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
400,000 3.875
(a)(b)
08/01/2038
400,683
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2016 (A2/A)
190,000 5.000
03/15/2027
192,985
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2017A (A2/A)
80,000 5.000
11/15/2026
81,630
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue
Refunding Bonds Series of 2016 (A2/NR)
35,000 5.000
06/01/2026
35,000
65,000 5.000
06/01/2027
65,000
Philadelphia Authority for Industrial Development City Agreement
Revenue Refunding Bonds Cultural and Commercial Corridors
Program Series A (A1/A+)
75,000 5.000
12/01/2025
75,000
Temple University – of The Commonwealth System of Higher
Education RB First Series of 2025 (AG) (Aa3/AA)
65,000 5.000
04/01/2026
65,465
Temple University – The Commonwealth System of Higher
Education RB First Series of 2025 (AG) (Aa3/AA)
25,000 5.000
04/01/2027
25,723
The City of Philadelphia Pennsylvania GO Refunding Bonds Series
2017 (AG) (A1/AA)
105,000 5.000
08/01/2026
106,641
Thomas Jefferson University (AGC-CR) (NR/AA/A-1+)
100,000 2.910
(a)(b)(d)
11/01/2054
100,000
1,481,931
Rhode Island - 1.5%
Rhode Island Health and Educational Building Corporation Public
Schools Revenue Bond Financing Program RB Refunding
Series 2016 A (Aa3/NR)
200,000 5.000
05/15/2026
202,159
Rhode Island Housing and Mortgage Finance Corporation
Homeownership Opportunity Bonds Series 86-B
(AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
140,000 3.600
10/01/2027
139,992
342,151
South Carolina - 1.5%
Charleston County School District (SCSDE) (NR/SP-1+)
95,000 4.000
04/01/2026
95,472
Charleston County School District South Carolina GO Bond
Anticipation Notes Sales Tax Projects Phase V Series 2025B
(SCSDE) (NR/NR)
235,000 5.000
05/07/2026
237,461
332,933

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Dakota - 0.2%
City of Sioux Falls South Dakota Sales Tax RB Series 2012A
(Aa1/AA-)
$ 50,000 3.000%
11/15/2026
$ 50,007
a a
Tennessee - 3.1%
Chattanooga Tenn Health Educational & Housing Fac Brd Rev
Bonds St Lukes Health System 2004 C (A3/A-/A-2)
100,000 2.880
(a)(b)
05/01/2039
100,000
City of Lenoir City Tennessee Electric System RB Series 2020B
(Aa3/NR)
210,000 3.000
06/01/2026
210,161
City of Memphis General Improvement Refunding Bonds Series
2015A (Aa2/AA)
75,000 5.000
04/01/2026
75,265
The Health and Educational Facilities Board of The County of
Franklin Tennessee Educational Facilities Revenue Refunding
Bonds The University of The South Series 2021 (NR/A+)
300,000 4.000
09/01/2027
304,844
The Metropolitan Government of Nashville and Davidson County
GO Refunding Bonds Series 2021A (Aa2/AA+)
10,000 5.000
07/01/2026
10,144
700,414
Texas - 11.8%
Arlington Independent School District Unlimited Tax
School Building and Refunding Bonds Series 2020
(PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2027
205,734
Board of Regents Texas State University System Revenue
Financing System Revenue and Refunding Bonds Series
2015A (Aa2/NR)
25,000 5.000
03/15/2026
25,075
City of Burleson Johnson and Tarrant Counties GO Refunding and
Improvement Bonds Series 2015 (Aa2/AA)
55,000 5.000
03/01/2026
55,087
City of Dallas Texas Dallas Denton Collin Rockwall and Kaufman
Counties GO Refunding and Improvement Bonds Series
2023A (NR/AA-)
65,000 5.000
02/15/2026
65,318
City of El Paso Downtown Development Corporation Special
Revenue Refunding Bonds Series 2016 (NR/AA-)
40,000 5.000
08/15/2027
40,563
City of El Paso Texas GO Refunding Bonds Series 2016 (NR/AA)
30,000 5.000
08/15/2027
30,466
City of El Paso Texas GO Refunding Bonds Series 2025 (NR/AA)
75,000 5.000
08/15/2026
76,209
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2015D (NR/AA)
35,000 5.000
11/15/2027
35,043
City of Houston Texas Public Improvement Refunding Bonds
Series 2021A (Aa3/NR)
120,000 5.000
03/01/2027
123,582
City of New Braunfels A Political Subdivision of The State of Texas
Located in Comal and Guadalupe Counties Utility System
Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000 5.000
07/01/2026
5,008
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2018 (Aa2/AA-)
100,000 5.000
02/01/2027
102,635
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Dallas County Utility and Reclamation District Unlimited Tax
Refunding Bonds Series 2016 (A2/A+)
$ 100,000 5.000%
02/15/2026
$ 100,464
Dayton Independent School District Texas Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
50,000 5.000
02/15/2026
50,091
Exxon Mobil Corporation (Aa2/AA-/A-1+)
100,000 1.800
(a)(b)
11/01/2051
100,000
Harris County Flood Control District Improvement Refunding
Bonds Series 2020A (Aaa/NR)
30,000 5.000
10/01/2026
30,570
Harris County Texas Toll Road Senior Lien Revenue Refunding
Bonds Series 2016A (Aa1/NR)
70,000 5.000
08/15/2027
71,088
Houston Independent School District Harris County Texas Limited
Tax Refunding Bonds Series 2025B (PSF-GTD) (Aaa/AAA)
30,000 5.000
02/15/2027
30,893
Keller Independent School District Texas Tarrant County
Texas Unlimited Tax Refunding Bonds Series 2016A
(PSF-GTD) (Aaa/AAA)
60,000 5.000
08/15/2027
60,282
Keller Independent School District Texas Tarrant County
Texas Unlimited Tax Refunding Bonds Series 2016B
(PSF-GTD) (Aaa/AAA)
200,000 3.500
08/15/2027
200,323
Leander Independent School District Williamson and Travis
Counties Texas Unlimited Tax School Building and Refunding
Bonds Series 2025A (PSF-GTD) (NR/AAA)
80,000 5.000
02/15/2026
80,383
North Texas Tollway Authority System RB Refundingfor  Second
Tier Bonds Series 2017B (A1/A+)
15,000 5.000
01/01/2027
15,028
North Texas Tollway Authority System Revenue Refunding Bonds
Series 2019 Second Tier Bonds Series 2019B (A1/A+)
35,000 5.000
01/01/2026
35,067
Parker County Texas Unlimited Tax Refunding Bonds Series 2016
(NR/AA)
45,000 4.000
02/15/2027
45,089
Port Arthur, Texas Nav Dist Rev Multi-Mode Var Rate Demand Rev
Bonds Fina Oil & Chem Co 1998 (Aa3/NR)
300,000 3.000
(a)(b)
05/01/2033
300,000
Port Neches-Groves Independent School District Texas Unlimited
Tax Refunding Bonds Series 2016A (PSF-GTD) (Aaa/NR)
165,000 4.000
02/15/2028
165,387
Port of Port Arthur Navigation District of Jefferson County Texas
Environmental Facilities RB Motiva Enterprises Llc Project
Series 2010 Subseries 2010A (Baa1/P-2/BBB+/A-2)
300,000 1.900
(a)(b)
04/01/2040
300,000
Texas Department of Housing and Community Affairs Residential
Mortgage RB Series 2023A (GNMA COLL) (Aa1/AA+)
225,000 3.200
01/01/2027
225,474
Trinity River Authority of Texas Tarrant County Water Project
Refunding RB Series 2016 (NR/AA+)
30,000 4.000
02/01/2027
30,055
Upton County Texas Tax Notes Series 2022 (NR/AA-)
50,000 5.000
02/15/2026
50,214

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
West Harris County Regional Water Authority Water System
Revenue and Revenue Refunding Bonds Series 2015A
(A1/AA-)
$ 15,000 5.000%
12/15/2026
$ 15,020
2,670,148
Utah - 0.4%
Utah Tran Auth Sales Tax Rev Ref Bds 2006 C (AG) (Aa2/AA+)
90,000 5.250
06/15/2027
92,210
a a
Virginia - 0.8%
Commonwealth Transportation Board Virginia Transportation
Capital Projects Revenue Refunding Bonds Series 2024
(Aa1/AA+)
100,000 5.000
05/15/2026
101,148
Virginia College Building Authority Virginia Educational Facilities
Refunding RB Series 2019C (Aa1/AA+)
65,000 5.000
02/01/2026
65,260
Virginia Commonwealth University Health System General
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
20,000 5.000
07/01/2026
20,254
186,662
Washington - 1.7%
Bellevue School District No. 405 Washington Unlimited Tax GO
and Refunding Bonds 2016 (SCH BD GTY) (Aaa/AA+)
10,000 5.000
12/01/2026
10,248
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
165,000 5.000
05/01/2027
169,629
State of Washington Various Purpose GO Bonds Series 2025C
(Aaa/AA+)
55,000 5.000
02/01/2026
55,225
State of Washington Washington Various Purpose GO Refunding
Bonds Series R-2018D (Aaa/AA+)
135,000 5.000
08/01/2027
140,595
375,697
West Virginia - 2.2%
West Virginia Economic Development Authority Solid Waste
Disposal RB Nucor Steel Project Series 2025A-1 (A3/A-/A-1)
500,000 0.000
(a)(b)(e)
11/01/2065
500,000
a a
Wisconsin - 1.4%
Ascension Health RB Ascension Senior Credit Group Series 2016A
(Aa3/AA)
45,000 5.000
11/15/2026
45,399
30,000 5.000
11/15/2027
30,255
School District of Waukesha Waukesha County Wisconsin GO
Promissory Notes Series 2019 (NR/AA)
35,000 3.000
04/01/2027
35,016
State of Wisconsin General Obligation Refunding Bonds of 2025
Series 2 (Forward Delivery) (Aa1/AA+)
30,000 5.000
05/01/2026
30,306
Wisconsin Health and Educational Facilities Authority  RB Series
2015 (NR/AA)
170,000 5.000
12/15/2026
170,158
311,134
TOTAL MUNICIPAL BONDS
(Cost $22,712,578)
22,733,601
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Mortgage-Backed Securities - 1.7%
(a)(b)(d)
Municipal - 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate
Certificates Relating to Municipal Services Series 2011-M026
$ 385,000 3.440% 09/15/38 $ 385,000
(Cost $385,000)
TOTAL INVESTMENTS - 102.1%
(Cost $23,097,578)
$ 23,118,601
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (2.1)%
(469,371)
NET ASSETS - 100.0%
$ 22,649,230
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(c)
When-issued security.
(d)
Zero coupon bond until next reset date.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
SCH BD
GTY
-
School Bond Guaranty
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept
UPMC - University of Pittsburgh Medical Center

Goldman Sachs Municipal Income ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Act (“the Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November
30, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Credit/Default Risk — An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-
Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Dynamic California Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 132,251,966 $ —
Investment Company 300,924 — —
Total
$ 300,924 $ 132,251,966 $ —
€ 1.00 € 1.00 € 1.00
Dynamic New York Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 25,101,607 $ —
Investment Company 116,832 — —
Total
$ 116,832 $ 25,101,607 $ —
€ 1.00 € 1.00 € 1.00
Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 122,328,297 $ —
Investment Company 1,449,790 — —
Total
$ 1,449,790 $ 122,328,297 $ —
€ 1.00 € 1.00 € 1.00
Ultra Short Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Mortgage-Backed Securities $ — $ 385,000 $ —
Municipal Bond — 19,628,016 —
Non-Financial Company Commercial Paper — 299,989 —
Tender Option Bond — 600,000 —
Variable Rate Demand Note — 1,600,000 —
Short-Term Investment — 605,596 —
Total
$ — $ 23,118,601 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Geographic and Sector Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’
liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca,
Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to a Fund.
Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not a Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund, including on the Fund’s liquidity and the market price of a Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.
State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S.
territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the
Funds’ income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)